UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period:  April 30, 2020

Item 1. Reports to Stockholders.

Weiss Alternative Balanced Risk Fund

Class K – weikx
Investor Class – weizx

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.weissfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 866-530-2690 or by sending an email request to investorrelations@gweiss.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 866-530-2690 or send an email request to investorrelations@gweiss.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Semi-Annual Report

April 30, 2020

WEISS ALTERNATIVE BALANCED RISK FUND

Dear Shareholders:

The Weiss Alternative Balanced Risk Fund (the “Fund”) was launched on December 1, 2015 in response to investors’ search for a liquid and transparent investment vehicle that seeks to provide returns with moderate volatility and reduced correlation to the overall performance of bond and equity markets.  The Fund utilizes a dynamic, risk-weighted asset allocation in an effort to create a balanced solution, optimized for a variety of market climates.  The Fund invests in three diversified asset classes, including an allocation to the Weiss Multi-Strategy portfolio; there are investments in long-only debt securities and long-only equity securities.  We look forward to giving our fourth full year report at the end of the year.

In the trailing 3-month period (February 2020-April 2020), the Weiss Alternative Balanced Risk Fund (WEIKX) returned -2.13% net of fees while its benchmark, the Bloomberg Barclays US Aggregate Bond Index returned 3.00%.

In the trailing 3-month period, The Market Neutral Multi-Strategy Alpha component of WEIKX produced gross returns of -0.19%, the Equity component returned -18.18% gross and Fixed Income finished with returns of 3.71% gross. The current month end weights across the three asset classes in the fund are as follows: Equities (17.91%), Fixed Income (58.09%) and Alpha (23.99%).

WEIKX illustrated its effort to minimize volatility and limit downside loss during periods of increased financial market instability. The Alpha component continued to contribute a return stream with low levels of correlation to other asset classes which complements the pro-cyclical Equity sleeve and defensive Fixed Income sleeve.

Sincerely,

/s/ Weiss Portfolio Managers

Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

One cannot invest directly in an index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

WEISS ALTERNATIVE BALANCED RISK FUND

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Balanced Risk Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE BALANCED RISK FUND

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(11/1/2019 to
	(4/30/2020)	(11/1/2019)	(4/30/2020)	4/30/2020)
Class K
Actual(2)(3)	3.22%	$1,000.00	$1,001.40	$16.02
Hypothetical (5% annual return
before expenses)(4)	3.22%	$1,000.00	$1,008.85	$16.08

Investor Class
Actual(2)(3)	3.57%	$1,000.00	$ 999.90	$17.75
Hypothetical (5% annual return
before expenses)(4)	3.57%	$1,000.00	$1,007.11	$17.82

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 182/366 to reflect its six-month period.
(2)	Based on the actual returns for the period from November 1, 2019 through April 30, 2020, of 0.14% and -0.01% for Class K and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Class K and Investor Class would be $7.46 and $9.20, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Class K and Investor Class would be $7.52 and $9.27, respectively.

WEISS ALTERNATIVE BALANCED RISK FUND

Allocation of Portfolio (Unaudited)
April 30, 2020

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long common stocks, long exchange traded funds, long convertible preferred stocks, long warrants, long short-term investments, purchased options, long swap contracts, long forward currency contracts and long futures contracts as of April 30, 2020. Data expressed excludes securities sold short, written options, short swap contracts, short forward currency contracts, short futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Open Swap Contracts, Schedule of Open Forward Currency Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of option, swap, forward currency and futures contracts are expressed as notional and not fair value.

WEISS ALTERNATIVE BALANCED RISK FUND

Allocation of Portfolio (Unaudited)
April 30, 2020

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short exchange traded funds, written options, short swap contracts, short foreign currency contracts and short futures contracts as of April 30, 2020. Data expressed excludes long investments, long swap contracts, long futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Open Swap Contracts, Schedule of Open Forward Currency Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(4)	The value of option, swap, forward currency, and futures contracts are expressed as notional and not fair value.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited)
April 30, 2020

	Shares	Value
LONG COMMON STOCKS – 35.29%

Aerospace & Defense – 0.22%
The Boeing Company	113	$15,935
Kratos Defense & Security Solutions, Inc. (a)	4,020	60,381
L3Harris Technologies, Inc.	329	63,727
Lockheed Martin Corporation	115	44,742
TransDigm Group, Inc.	40	14,523
Virgin Galactic Holdings, Inc. (a)	132	2,326
		201,634
Air Freight & Logistics – 0.29%
Atlas Air Worldwide Holdings, Inc. (a)	381	12,516
C.H. Robinson Worldwide, Inc.	2,160	153,144
Hub Group, Inc., Class A (a)	316	15,203
XPO Logistics, Inc. (a)	1,287	85,894
		266,757
Airlines – 0.64%
Air Canada (a)(b)	8,153	118,551
Alaska Air Group, Inc.	713	23,187
Copa Holdings SA, Class A (b)	2,287	101,108
Delta Air Lines, Inc.	6,992	181,162
Ryanair Holdings plc – ADR (a)(b)	474	30,085
Southwest Airlines Company	4,009	125,281
United Airlines Holdings, Inc. (a)	198	5,857
		585,231
Auto Components – 0.07%
Aptiv plc (b)	256	17,805
Dana, Inc.	1,775	20,412
Visteon Corporation (a)	389	23,457
		61,674
Automobiles – 0.11%
Fiat Chrysler Automobiles NV (a)(b)	2,021	17,401
Fiat Chrysler Automobiles (a)(b)	2,567	22,266
Tesla Motors, Inc. (a)	49	38,312
Winnebago Industries, Inc.	572	25,380
		103,359
Banks – 0.02%
Bank of America Corporation	775	18,639

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Beverages – 0.17%
The Boston Beer Company, Inc., Class A (a)	47	$21,926
The Coca-Cola Company	776	35,611
PepsiCo, Inc.	738	97,630
		155,167
Biotechnology – 1.33%
AbbVie, Inc.	519	42,662
ACADIA Pharmaceuticals, Inc. (a)	1,283	61,982
Acceleron Pharma, Inc. (a)	501	45,356
Albireo Pharma, Inc. (a)	583	13,094
Aldeyra Therapeutics, Inc. (a)	1,987	6,259
Alexion Pharmaceuticals, Inc. (a)	132	14,186
Applied Genetic Technologies Corporation (a)	208	776
Argenx SE – ADR (a)(b)	321	47,023
Ascendis Pharma A/S – ADR (a)(b)	78	10,587
Autolus Therapeutics plc – ADR (a)(b)	648	6,104
BELLUS Health, Inc. (a)(b)	586	5,473
Biohaven Pharmaceutical Holding Company Ltd. (a)	1,152	54,259
BioMarin Pharmaceutical, Inc. (a)	464	42,697
Clovis Oncology, Inc. (a)	880	6,697
Deciphera Pharmaceuticals, Inc. (a)	86	4,986
Dynavax Technologies Corporation (a)	493	2,095
Eiger BioPharmaceuticals, Inc. (a)	1,941	14,441
Epizyme, Inc. (a)	337	5,547
Esperion Therapeutics, Inc. (a)	13	515
Exact Sciences Corporation (a)	449	35,462
Exelixis, Inc. (a)	1,333	32,918
Fate Therapeutics, Inc. (a)	130	3,559
Fennec Pharmaceuticals, Inc. (a)	335	2,094
FibroGen, Inc. (a)	939	34,640
Galera Therapeutics, Inc. (a)	683	9,330
Global Blood Therapeutics, Inc. (a)	355	27,165
Heron Therapeutics, Inc. (a)	415	5,918
Immunomedics, Inc. (a)	135	4,101
Incyte Corporation (a)	444	43,361
Insmed, Inc. (a)	858	19,734
Intercept Pharmaceuticals, Inc. (a)	134	10,977
Iovance Biotherapeutics, Inc. (a)	391	12,571
KalVista Pharmaceuticals, Inc. (a)	259	2,826
Karyopharm Therapeutics, Inc. (a)	142	3,131
Merus NV (a)(b)	264	3,918
Mirati Therapeutics, Inc. (a)	330	28,063

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Biotechnology – 1.33% (Continued)
Momenta Pharmaceuticals, Inc. (a)	105	$3,328
Natera, Inc. (a)	13	481
Neurocrine Biosciences, Inc. (a)	664	65,165
Passage Bio, Inc. (a)	3,925	64,959
REVOLUTION Medicines, Inc. (a)	39	1,220
Rigel Pharmaceuticals, Inc. (a)	6,475	11,590
Rocket Pharmaceuticals, Inc. (a)	325	4,810
Sage Therapeutics, Inc. (a)	65	2,534
Sangamo Therapeutics, Inc. (a)	247	2,013
Sarepta Therapeutics, Inc. (a)	177	20,865
Seattle Genetics, Inc. (a)	594	81,515
Stemline Therapeutics, Inc. (a)	1,100	5,753
Turning Point Therapeutics, Inc. (a)	14	721
Twist Bioscience Corporation (a)	3,921	128,256
uniQure NV (a)(b)	58	3,691
United Therapeutics Corporation (a)	226	24,761
Vertex Pharmaceuticals, Inc. (a)	492	123,590
Voyager Therapeutics, Inc. (a)	220	2,378
Zymeworks, Inc. (a)(b)	259	9,461
		1,221,598
Building Products – 0.10%
Carrier Global Corporation (a)	4,318	76,472
Owens Corning	250	10,840
		87,312
Capital Markets – 0.60%
The Charles Schwab Corporation	912	34,400
E*TRADE Financial Corporation	5,247	213,081
GAIN Capital Holdings, Inc.	3,159	20,660
Legg Mason, Inc.	3,553	177,046
TD Ameritrade Holding Corporation	2,763	108,503
		553,690
Chemicals – 0.32%
Air Products & Chemicals, Inc.	378	85,269
DuPont de Nemours, Inc.	3,581	168,379
FMC Corporation	396	36,392
		290,040
Commercial Services & Supplies – 0.23%
Republic Services, Inc.	1,414	110,773
Waste Management, Inc.	956	95,619
		206,392

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Communications Equipment – 0.40%
Calix, Inc. (a)	9,246	$106,329
Ciena Corporation (a)	1,321	61,096
Cisco Systems, Inc.	2,486	105,357
F5 Networks, Inc. (a)	487	67,819
Gilat Satellite Networks Ltd. (a)(b)	845	7,225
Lumentum Holdings, Inc. (a)	93	7,525
Nokia Oyj – ADR (b)	1,844	6,601
Telefonaktiebolaget LM Ericsson – ADR (b)	778	6,582
		368,534
Construction & Engineering – 0.24%
AECOM (a)	4,869	176,550
Jacobs Engineering Group, Inc.	393	32,521
SNC-Lavalin Group, Inc. (b)	662	12,208
		221,279
Construction Materials – 0.03%
Vulcan Materials Company	227	25,644

Consumer Finance – 0.03%
Capital One Financial Corporation	359	23,249

Containers & Packaging – 0.04%
Berry Global Group, Inc. (a)	726	28,887
Graphic Packaging Holding Company	525	7,009
		35,896
Diversified Consumer Services – 0.03%
ServiceMaster Global Holdings, Inc. (a)	760	25,878

Diversified Financial Services – 0.02%
FGL Holdings (b)	2,066	21,445

Electric Utilities – 1.99%
Alliant Energy Corporation	2,444	118,656
American Electrical Power Company, Inc.	1,020	84,772
Entergy Corporation	527	50,334
Evergy, Inc.	8,422	492,097
Eversource Energy	1,165	94,015
Exelon Corporation	3,280	121,622
FirstEnergy Corporation	7,269	299,992
Fortum Oyj (b)	611	10,124
Iberdrola SA (b)	8	80
IDACORP, Inc.	263	24,138

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Electric Utilities – 1.99% (Continued)
NextEra Energy, Inc.	1,322	$305,541
NRG Energy, Inc.	957	32,088
PNM Resources, Inc.	1,258	50,936
Portland General Electric Company	330	15,441
PPL Corporation	661	16,803
Xcel Energy, Inc.	1,626	103,349
		1,819,988
Electrical Equipment – 0.95%
AMETEK, Inc.	1,909	160,108
Eaton Corporation plc	740	61,790
nVent Electric plc (b)	374	6,975
Rockwell Automation, Inc.	36	6,821
Vertiv Holdings Company (a)	59,260	627,564
Vestas Wind Systems A/S (b)	77	6,612
		869,870
Electronic Equipment, Instruments & Components – 0.38%
Amphenol Corporation, Class A	291	25,684
Hitachi Ltd. (b)	4,539	134,715
II-VI, Inc. (a)	2,642	90,937
SYNNEX Corporation	463	40,540
Vishay Intertechnology, Inc.	3,300	54,747
		346,623
Entertainment – 0.35%
Activision Blizzard, Inc.	858	54,680
Electronic Arts, Inc. (a)	46	5,256
Liberty Media Corp-Liberty Formula One, Class C (a)	202	6,503
Live Nation Entertainment, Inc. (a)	148	6,641
Madison Square Garden Sports Company (a)	228	39,061
Madison Square Garden Entertainment Corporation (a)	50	4,135
Netflix, Inc. (a)	72	30,229
Take-Two Interactive Software, Inc. (a)	163	19,731
The Walt Disney Company	62	6,705
Zynga, Inc., Class A (a)	19,986	150,695
		323,636
Food & Staples Retailing – 0.09%
Casey’s General Stores, Inc.	158	23,923
Costco Wholesale Corporation	182	55,146
SpartanNash Company	371	6,362
		85,431

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Food Products – 0.73%
B&G Foods, Inc.	1,585	$30,781
Beyond Meat, Inc. (a)	859	85,032
Campbell Soup Company	2,098	104,858
Conagra Brands, Inc.	2,103	70,324
Flowers Foods, Inc.	594	13,234
The JM Smucker Company	875	100,546
The Kraft Heinz Company	635	19,260
Nomad Foods Ltd. (a)(b)	10,560	217,642
Sanderson Farms, Inc.	216	29,406
		671,083
Gas Utilities – 0.02%
Spire, Inc.	198	14,446

Health Care Equipment & Supplies – 0.47%
ABIOMED, Inc. (a)	122	23,332
Boston Scientific Corporation (a)	1,387	51,985
Cardiovascular Systems, Inc. (a)	134	5,628
DexCom, Inc. (a)	314	105,253
Edwards Lifesciences Corporation (a)	310	67,425
GenMark Diagnostics, Inc. (a)	633	7,919
Glaukos Corporation (a)	13	477
iRhythm Technologies, Inc. (a)	211	22,290
Penumbra, Inc. (a)	66	11,703
Shockwave Medical, Inc. (a)	65	2,608
Silk Road Medical, Inc. (a)	186	7,790
STAAR Surgical Company (a)	359	13,757
Tactile Systems Technology, Inc. (a)	130	6,710
Tandem Diabetes Care, Inc. (a)	134	10,690
ViewRay, Inc. (a)	337	701
Wright Medical Group NV (a)(b)	2,981	86,807
Zimmer Biomet Holdings, Inc.	13	1,556
		426,631
Health Care Providers & Services – 0.07%
1Life Healthcare, Inc. (a)	13	321
Centene Corporation (a)	264	17,577
Humana, Inc.	111	42,382
Owens & Minor, Inc.	132	934
		61,214
Health Care Technology – 0.00%
iCAD, Inc. (a)	321	3,666

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Hotels, Restaurants & Leisure – 1.87%
Carrols Restaurant Group, Inc. (a)	602	$2,197
Cedar Fair LP	7,959	229,538
The Cheesecake Factory, Inc.	1,516	33,792
Choice Hotels International, Inc.	152	11,408
Darden Restaurants, Inc.	112	8,264
DraftKings, Inc., Class A (a)	11,727	228,208
Eldorado Resorts, Inc. (a)	1,418	30,402
Extended Stay America, Inc.	9,168	99,656
Hilton Worldwide Holdings, Inc.	4,539	343,648
Las Vegas Sands Corporation	2,343	112,511
Marriott International, Inc., Class A	132	12,004
McDonald’s Corporation	204	38,262
Norwegian Cruise Line Holdings Ltd. (a)	1,053	17,269
Royal Caribbean Cruises Ltd.	1,907	89,190
Six Flags Entertainment Corporation	1,072	21,451
Starbucks Corporation	508	38,979
The Stars Group, Inc. (a)(b)	4,729	132,223
Texas Roadhouse, Inc.	159	7,487
Wyndham Destinations, Inc.	2,396	61,266
Wynn Resorts Ltd.	1,842	157,546
Yum! Brands, Inc.	444	38,375
		1,713,676
Household Durables – 0.13%
D.R. Horton, Inc.	589	27,813
Leggett & Platt, Inc.	1,111	39,030
Mohawk Industries, Inc. (a)	124	10,877
PulteGroup, Inc.	1,082	30,588
Purple Innovation, Inc. (a)	1,321	13,289
		121,597
Household Products – 0.16%
Kimberly-Clark Corporation	363	50,268
The Procter & Gamble Company	811	95,593
		145,861
Independent Power and Renewable Electricity Producers – 0.16%
The AES Corporation	6,628	87,821
Clearway Energy, Inc., Class C	1,724	34,532
Vistra Energy Corporation	1,057	20,654
		143,007
Industrial Conglomerates – 0.03%
Roper Technologies, Inc.	93	31,716

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Insurance – 0.42%
Argo Group International Holdings Ltd. (b)	874	$30,905
Genworth Financial, Inc., Class A (a)	1,237	4,490
International General Insurance Holdings Ltd. (a)(b)	29,450	195,842
Syncora Holdings Ltd.	2,482	807
Willis Towers Watson plc (b)	873	155,647
		387,691
Interactive Media & Services – 0.75%
Alphabet, Inc., Class A (a)	281	378,423
Alphabet, Inc., Class C (a)	62	83,617
Facebook, Inc., Class A (a)	131	26,817
Pinterest, Inc., Class A (a)	2,238	46,237
QuinStreet, Inc. (a)	5,345	54,305
Snap, Inc., Class A (a)	4,465	78,629
Tencent Holdings Ltd. – ADR (b)	324	17,049
		685,077
Internet & Direct Marketing Retail – 0.87%
Alibaba Group Holding Ltd. – ADR (a)(b)	51	10,336
Amazon.com, Inc. (a)	97	239,978
Booking Holdings, Inc. (a)	103	152,499
Farfetch Ltd., Class A (a)(b)	5,280	69,907
Grubhub, Inc. (a)	218	10,418
JD.com, Inc. – ADR (a)(b)	53	2,284
Prosus NV (a)(b)	3,242	245,780
The RealReal, Inc. (a)	2,314	27,166
Stamps.com, Inc. (a)	198	31,338
Stitch Fix, Inc., Class A (a)	396	6,356
		796,062
IT Services – 0.37%
Accenture plc, Class A (b)	742	137,411
Akamai Technologies, Inc. (a)	106	10,357
Leidos Holdings, Inc.	205	20,256
LiveRamp Holdings, Inc. (a)	2,779	105,213
MongoDB, Inc. (a)	29	4,702
PayPal Holdings, Inc. (a)	190	23,370
Shopify, Inc., Class A (a)(b)	11	6,955
Twilio, Inc., Class A (a)	23	2,583
Unisys Corporation (a)	2,374	29,889
		340,736

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Leisure Products – 0.03%
Old PSG Wind-Down Ltd. (a)(b)(h)	2,127	$202
Peloton Interactive, Inc., Class A (a)	991	31,217
		31,419
Life Sciences Tools & Services – 0.87%
Adaptive Biotechnologies Corporation (a)	196	6,274
Fluidigm Corporation (a)	433	970
NanoString Technologies, Inc. (a)	299	9,496
Pacific Biosciences of California, Inc. (a)	46,671	154,248
PPD, Inc. (a)	1,002	23,948
QIAGEN NV (a)(b)	13,779	574,446
Repligen Corporation (a)(b)	257	29,851
		799,233
Machinery – 0.96%
AGCO Corporation	24	1,268
Colfax Corporation (a)	2,042	52,663
Cummins, Inc.	365	59,677
Daifuku Co Ltd. (b)	1,048	73,340
Dover Corporation	2,747	257,257
FANUC Corporation (b)	762	126,604
Fortive Corporation	589	37,696
Illinois Tool Works, Inc.	271	44,037
ITT, Inc.	658	34,690
Otis Worldwide Corporation (a)	871	44,343
Parker-Hannifin Corporation	669	105,782
Rexnord Corporation	783	21,352
The Timken Company	438	16,460
		875,169
Marine – 0.20%
AP Moller – Maersk A/S, Class B (b)	185	184,122

Media – 0.35%
Charter Communications, Inc., Class A (a)	121	59,923
comScore, Inc. (a)	58,292	168,464
Discovery, Inc., Class A (a)	330	7,398
Nexstar Media Group, Inc., Class A	628	43,985
Omnicom Group, Inc.	381	21,728
TEGNA, Inc.	1,347	14,440
		315,938

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Metals & Mining – 0.63%
Constellium SE (a)(b)	520	$4,035
Freeport-McMoRan, Inc.	31,983	282,410
Nucor Corporation	117	4,819
Rio Tinto plc – ADR (b)	6,257	289,011
		580,275
Multiline Retail – 0.22%
Dollar General Corporation	198	34,709
Dollar Tree, Inc. (a)	1,695	135,041
Ollie’s Bargain Outlet Holdings, Inc. (a)	447	30,356
		200,106
Multi-Utilities – 0.31%
Black Hills Corporation	495	30,660
CenterPoint Energy, Inc.	4,651	79,207
CMS Energy Corporation	745	42,532
Engie SA (a)(b)	348	3,776
NiSource, Inc.	3,277	82,285
RWE AG (a)(b)	447	12,859
Sempra Energy	266	32,944
		284,263
Oil, Gas & Consumable Fuels – 2.46%
Apache Corporation	13,298	173,938
Ardmore Shipping Corporation (b)	2,632	17,319
Cheniere Energy, Inc. (a)	4,369	203,989
CNX Resources Corporation (a)	9,940	105,364
Concho Resources, Inc.	2,931	166,246
ConocoPhillips	3,219	135,520
Delek US Holdings, Inc.	635	14,827
EQT Corporation (a)	10,173	148,424
Golar LNG Ltd. (a)(b)	901	6,388
Hess Corporation	2,613	127,096
HollyFrontier Corporation	1,397	46,157
Marathon Petroleum Corporation	1,026	32,914
Noble Energy, Inc.	18,647	182,927
Nordic American Tankers Ltd. (b)	2,369	14,261
Parsley Energy, Inc., Class A	18,660	176,337
PBF Energy, Inc. , Class A (a)	1,270	14,478
PDC Energy, Inc. (a)	13,460	174,845
Pioneer Natural Resources Company	1,853	165,491
SM Energy Company	27,255	110,383

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Oil, Gas & Consumable Fuels – 2.46% (Continued)
Valero Energy Corporation	508	$32,182
WPX Energy, Inc. (a)	33,966	208,212
		2,257,298
Paper & Forest Products – 0.01%
Louisiana-Pacific Corporation	531	10,620

Personal Products – 0.05%
Edgewell Personal Care Company (a)	1,706	47,103

Pharmaceuticals – 1.78%
Aerie Pharmaceuticals, Inc. (a)	134	2,042
Allergan plc	6,913	1,295,081
AstraZeneca plc – ADR (b)	1,548	80,929
Bristol Myers-Squibb Company	1,636	99,485
Cara Therapeutics, Inc. (a)	238	3,527
Fulcrum Therapeutics, Inc. (a)	11	139
GW Pharmaceuticals plc – ADR (a)(b)	244	24,434
Horizon Therapeutics plc (a)	66	2,379
Intersect ENT, Inc. (a)	647	7,428
Intra-Cellular Therapies, Inc. (a)	291	5,142
Merck & Company, Inc.	330	26,182
Mylan NV (a)	817	13,701
MyoKardia, Inc. (a)	30	1,885
Novartis AG – ADR (b)	324	27,453
TherapeuticsMD, Inc. (a)	2,004	3,166
Reata Pharmaceuticals, Inc., Class A (a)	194	30,683
Relmada Therapeutics, Inc. (a)	93	3,902
Zogenix, Inc. (a)	272	7,679
		1,635,237
Professional Services – 0.01%
Teleperformance (a)(b)	44	9,856

Real Estate Investment Trusts (REITs) – 5.24%
Agree Realty Corporation	2,437	158,673
American Campus Communities, Inc.	4,656	164,310
Americold Realty Trust	6,003	183,632
Apartment Investment & Management Company, Class A	1,433	53,981
Boston Properties, Inc.	3,830	372,199
Brandywine Realty Trust	4,380	48,881
Brixmor Property Group, Inc.	10,026	114,798

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Real Estate Investment Trusts (REITs) – 5.24% (Continued)
Duke Realty Corporation	505	$17,524
First Industrial Realty Trust, Inc.	2,548	96,238
Gaming and Leisure Properties, Inc.	2,843	80,286
Healthcare Trust of America, Inc., Class A	6,205	152,829
Highwoods Properties, Inc.	4,266	165,564
Hudson Pacific Properties, Inc.	4,437	109,061
Innovative Industrial Properties, Inc.	3,185	249,895
Invitation Homes, Inc.	9,834	232,574
Kimco Realty Corporation	12,367	134,924
Jernigan Capital, Inc.	10,879	143,603
National Health Investors, Inc.	4,106	226,076
Omega Healthcare Investors, Inc.	6,584	191,924
Outfront Media, Inc.	3,816	59,873
Physicians Realty Trust	11,103	171,208
Piedmont Office Realty Trust, Inc., Class A	15,260	264,761
Realty Income Corporation	3,886	213,419
Retail Opportunity Investments Corporation (a)	15,000	145,575
Rexford Industrial Realty, Inc.	4,844	197,248
Sabra Health Care REIT, Inc.	8,378	107,406
VICI Properties, Inc.	27,409	477,465
Welltower, Inc.	5,292	271,109
		4,805,036
Road & Rail – 0.99%
Canadian National Railway Company (b)	2,839	235,268
Covenant Transportation Group, Inc., Class A (a)	8,249	73,251
CSX Corporation	2,736	181,205
Knight-Swift Transportation Holdings, Inc.	6,454	239,960
Lyft, Inc., Class A (a)	353	11,589
Norfolk Southern Corporation	851	145,606
Ryder System, Inc.	266	9,416
Uber Technologies, Inc. (a)	332	10,050
US Xpress Enterprises, Inc., Class A (a)	324	1,413
		907,758
Semiconductors & Semiconductor Equipment – 1.53%
Advanced Micro Devices, Inc. (a)	929	48,670
Ambarella, Inc. (a)	1,280	67,302
Applied Materials, Inc.	528	26,231
ASML Holding NV – ADR (b)	577	166,424
Inphi Corporation (a)	198	19,115
Intel Corporation	1,063	63,759

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Semiconductors & Semiconductor Equipment – 1.53% (Continued)
Lam Research Corporation	488	$124,577
Lattice Semiconductor Corporation (a)	168	3,782
MACOM Technology Solutions Holdings, Inc. (a)	3,925	120,340
Marvell Technology Group Ltd. (b)	347	9,279
Microchip Technology, Inc.	658	57,726
Micron Technology, Inc. (a)	7,439	356,254
NVIDIA Corporation	633	185,013
NXP Semiconductors NV (b)	673	67,011
Qorvo, Inc. (a)	62	6,078
QUALCOMM, Inc.	603	47,438
Skyworks Solutions, Inc.	330	34,280
		1,403,279
Software – 3.12%
2U, Inc. (a)	7,039	167,176
Adobe, Inc. (a)	795	281,144
Alteryx, Inc., Class A (a)	132	14,940
Anaplan, Inc. (a)	198	8,090
Atlassian Corporation plc, Class A (a)(b)	336	52,245
Avaya Holdings Corporation (a)	67,103	667,004
Box, Inc., Class A (a)	6,466	104,361
Cadence Design Systems, Inc. (a)	793	64,336
Citrix Systems, Inc.	234	33,932
CommVault Systems, Inc. (a)	2,114	90,247
Crowdstrike Holdings, Inc., Class A (a)	1,287	87,078
CyberArk Software Ltd. (a)(b)	132	13,036
Datadog, Inc., Class A (a)	999	45,075
The Descartes Systems Group, Inc. (a)(b)	258	10,857
Everbridge, Inc. (a)	495	55,133
FireEye, Inc. (a)	5,465	62,902
Fortinet, Inc. (a)	746	80,374
Microsoft Corporation	2,346	420,427
Mimecast Ltd. (a)	1,319	53,947
NortonLifeLock, Inc.	1,344	28,587
Nutanix, Inc., Class A (a)	1,280	26,227
Oracle Corporation	1,043	55,248
Palo Alto Networks, Inc. (a)	249	48,931
RingCentral, Inc., Class A (a)	264	60,332
SailPoint Technologies Holdings, Inc. (a)	955	17,753
salesforce.com, Inc. (a)	385	62,351
ServiceNow, Inc. (a)	269	94,564
Smartsheet, Inc., Class A (a)	269	14,182

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Software – 3.12% (Continued)
Splunk, Inc. (a)	319	$44,775
SVMK, Inc. (a)	494	7,756
Verint Systems, Inc. (a)	1,346	57,528
Zscaler, Inc. (a)	469	31,460
		2,861,998
Special Purpose Acquisition Vehicle – 0.39%
Churchill Capital Corporation III (a)	10,320	104,748
CITIC Capital Acquisition Corporation (a)(b)	1,066	10,766
dMY Technology Group, Inc. (a)	996	10,080
Flying Eagle Acquisition Corporation (a)	995	10,338
Legacy Acquisition Corporation, Class A (a)	3,297	34,289
Social Capital Hedosophia Holdings Corporation II (a)	6,520	66,439
Social Capital Hedosophia Holdings Corporation III (a)	7,216	73,170
Far Point Acquisition Corporation, Class A (a)	1,157	11,790
Pure Acquisition Corporation (a)	3,629	38,032
		359,652
Specialty Retail – 0.39%
American Eagle Outfitters, Inc.	4,098	32,579
Best Buy Company, Inc.	460	35,296
Burlington Stores, Inc. (a)	57	10,413
The Home Depot, Inc.	290	63,751
L Brands, Inc.	264	3,139
Lowe’s Companies, Inc.	824	86,314
O’Reilly Automotive, Inc. (a)	46	17,772
Ross Stores, Inc.	112	10,232
Tiffany & Company	551	69,702
The TJX Companies, Inc.	488	23,936
		353,134
Technology Hardware, Storage & Peripherals – 0.37%
Apple, Inc.	946	277,935
Dell Technologies, Inc., Class C (a)	451	19,253
HP, Inc.	2,974	46,127
		343,315
Textiles, Apparel & Luxury Goods – 0.13%
Capri Holdings Ltd. (a)(b)	925	14,106
NIKE, Inc., Class B	685	59,718
Skechers U.S.A., Inc., Class A (a)	1,520	42,834
		116,658

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Trading Companies & Distributors – 0.38%
AerCap Holdings NV (a)(b)	1,545	$43,445
Fastenal Company	532	19,269
GATX Corporation	772	45,780
W.W. Grainger, Inc.	49	13,504
WESCO International, Inc. (a)	8,630	223,258
		345,256
Water Utilities – 0.11%
American Water Works Company, Inc.	846	102,950

Wireless Communication Services – 0.01%
NII Holdings, Inc. (a)(b)(h)	6,235	13,405

Wireless Telecommunication Services – 0.05%
T-Mobile U.S., Inc. (a)	494	43,373
Total Long Common Stocks
(Cost $30,587,870)		32,347,882

LONG PRIVATE PLACEMENT – 0.11%
IGIC Escrow (a)(g)	15,160	100,814
Total Long Private Investment
(Cost $154,632)		100,814

LONG EXCHANGE TRADED FUNDS – 37.98%
Energy Select Sector SPDR Fund	894	33,972
Financial Select Sector SPDR Fund	3,058	69,692
Health Care Select Sector SPDR Fund	198	19,747
Industrial Select Sector SPDR Fund	2,585	165,983
Invesco QQQ Trust Series 1	397	86,907
iShares iBoxx High Yield Corporate Bond ETF	197,929	15,919,429
iShares iBoxx $ Investment Grade Corporate Bond ETF (c)	131,528	16,989,472
iShares MSCI China ETF	264	15,835
iShares MSCI Emerging Markets ETF	30	1,099
iShares Nasdaq Biotechnology ETF	1,415	175,460
iShares North American Tech-Software ETF	40	9,635
iShares Russell 2000 ETF	762	99,296
iShares Russell 2000 Value ETF	972	89,725
iShares Transportation Average ETF	127	19,040
iShares U.S. Home Construction ETF	2,205	80,527
ProShares VIX Short-Term Futures ETF (a)	580	18,021
SPDR S&P 500 ETF Trust	3,242	941,736

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
LONG EXCHANGE TRADED FUNDS – 37.98% (Continued)
SPDR S&P Metals & Mining ETF	538	$10,399
SPDR S&P Regional Banking ETF	247	9,418
SPDR S&P Retail ETF	459	16,836
VanEck Vectors Semiconductor ETF	352	47,073
Total Long Exchange Traded Funds
(Cost $34,545,438)		34,819,302

LONG PREFERRED STOCKS – 0.27%
Volkswagen AG (a)(b)	1,806	251,272
Total Long Preferred Stocks
(Cost $227,721)		251,272

LONG RIGHTS – 0.02%
Bristol-Myers Squibb Company (a)	2,877	12,975
Pan American Silver Corporation (a)(b)	2,074	996
Total Long Rights
(Cost $11,199)		13,971

LONG WARRANTS – 0.01%
International General Insurance Holdings Ltd. (a)	29,450	11,780
Valeritas Holdings, Inc. (a)(b)(h)	1,688	—
Total Long Warrants
(Cost $28,768)		11,780

		Notional
PURCHASED OPTIONS (a) – 0.05%	Contracts (d)	Amount
Purchased Call Options – 0.02%
Arista Networks, Inc.
Expiration: May 2020, Exercise Price: $225.00	1	$21,930	82
DXC Technology Company
Expiration: June 2020, Exercise Price: $32.00	3	5,439	22
FedEx Corporation
Expiration: May 2020, Exercise Price: $127.00	1	12,677	73
Green Plains, Inc.
Expiration: June 2020, Exercise Price: $7.00	51	29,937	2,703
The Hartford Financial Services Group, Inc.
Expiration: June 2020, Exercise Price: $65.00	5	18,995	87
MGM Resorts International
Expiration: May 2020, Exercise Price: $17.50	19	31,977	703
Microsoft Corporation
Expiration: May 2020, Exercise Price: $180.00	1	17,921	91

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

		Notional
	Contracts (d)	Amount	Value
Purchased Call Options – 0.02% (Continued)
Nordic American Tankers Ltd.
Expiration: May 2020, Exercise Price: $8.00	13	$7,826	$422
nVent Electric plc
Expiration: August 2020, Exercise Price: $20.00	13	24,245	1,105
Silgan Holdings, Inc.
Expiration: June 2020, Exercise Price: $40.00	3	10,350	150
Southwest Airlines Company
Expiration: May 2020, Exercise Price: $32.00	2	6,250	55
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: June 2020, Exercise Price: $16.00	30	163,080	1,110
United States 12 Month Oil Fund LP
Expiration: July 2020, Exercise Price: $12.00	69	73,554	6,383
United States Natural Gas Fund LP
Expiration: October 2020, Exercise Price: $16.00	13	17,433	1,931
WisdomTree Investments, Inc.
Expiration: June 2020, Exercise Price: $5.00	127	41,148	318
Wynn Resorts Ltd.
Expiration: June 2020, Exercise Price: $90.00	3	25,659	2,288
			17,523

Purchased Put Options – 0.03%
CBOE Volatility Index
Expiration: June 2020, Exercise Price: $30.00	13	44,395	4,290
CenterPoint Energy, Inc.
Expiration: May 2020, Exercise Price: $15.00	52	88,556	1,690
General Electric Company
Expiration: June 2020, Exercise Price: $6.00	26	17,680	715
iShares 20+ Year Treasury Bond ETF
Expiration: June 2020, Exercise Price: $150.00	9	150,066	383
iShares Russell 2000 ETF
Expiration: May 2020, Exercise Price: $128.00	1	13,031	367
Lam Research Corporation
Expiration: May 2020, Exercise Price: $250.00	3	76,584	2,685
Expiration: May 2020, Exercise Price: $260.00	3	76,584	4,161
MGM Resorts International
Expiration: May 2020, Exercise Price: $13.50	2	3,366	63
Expiration: May 2020, Exercise Price: $16.00	17	28,611	1,657
Penn National Gaming, Inc.
Expiration: May 2020, Exercise Price: $14.00	14	24,948	630
Expiration: May 2020, Exercise Price: $17.00	10	17,820	1,275
Expiration: June 2020, Exercise Price: $14.00	7	12,474	875

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

		Notional
	Contracts (d)	Amount	Value
Purchased Put Options – 0.03% (Continued)
SeaWorld Entertainment, Inc.
Expiration: May 2020, Exercise Price: $13.50	10	$14,690	$850
Expiration: May 2020, Exercise Price: $15.00	14	20,566	2,345
SPDR S&P 500 ETF Trust
Expiration: May 2020, Exercise Price: $270.00	13	377,624	3,088
Expiration: May 2020, Exercise Price: $270.00	6	174,288	2,076
			27,150

Total Purchased Options
(Cost $60,227)			44,673

LONG SHORT-TERM INVESTMENTS – 20.90%	Shares
Fidelity Investments Money Market Funds Government Portfolio,
Institutional Class, 0.16% (e)	19,157,907	19,157,907
Total Long Short-Term Investments
(Cost $19,157,907)		19,157,907
Total Long Investments
(Cost $84,773,762) – 94.63%		86,747,601

SECURITIES SOLD SHORT (f) – (33.41)%
SHORT COMMON STOCKS – (27.11)%

Aerospace & Defense – (0.38)%
The Boeing Company	(163)	(22,986)
General Dynamics Corporation	(98)	(12,801)
HEICO Corporation	(212)	(18,571)
Howmet Aerospace, Inc.	(5,172)	(67,598)
MTU Aero Engines AG (b)	(38)	(5,175)
Northrop Grumman Corporation	(160)	(52,907)
Raytheon Technologies Corporation	(2,312)	(149,841)
TransDigm Group, Inc.	(44)	(15,975)
		(345,854)
Air Freight & Logistics – (0.50)%
DSV Panalpina A/S (b)	(183)	(19,014)
Expeditors International of Washington, Inc.	(2,205)	(157,889)
FedEx Corporation	(1,636)	(207,396)
United Parcel Service, Inc., Class B	(808)	(76,485)
		(460,784)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Airlines – (0.29)%
American Airlines Group, Inc.	(22,382)	$(268,808)

Auto Components – (0.07)%
Autoliv, Inc. (b)	(99)	(5,942)
Lear Corporation	(569)	(55,563)
		(61,505)
Automobiles – (0.22)%
Daimler AG – ADR (b)	(1,303)	(44,567)
Ferrari NV – ADR (b)	(86)	(13,383)
Ford Motor Company	(1,653)	(8,414)
General Motors Company	(304)	(6,776)
Harley-Davidson, Inc.	(1,652)	(36,063)
Tesla, Inc.	(95)	(74,279)
Thor Industries, Inc.	(332)	(21,978)
		(205,460)
Beverages – (0.65)%
Anheuser-Busch InBev SA/NV – ADR (b)	(4,731)	(220,086)
Brown-Forman Corporation, Class B	(1,427)	(88,760)
The Coca-Cola Company	(717)	(32,903)
Coca-Cola European Partners plc (b)	(385)	(15,261)
Heineken NV (b)	(2,111)	(179,562)
Monster Beverage Corporation	(991)	(61,254)
National Beverage Corporation	(7)	(352)
		(598,178)
Biotechnology – (0.64)%
AbbVie, Inc.	(5,468)	(449,470)
Alnylam Pharmaceuticals, Inc.	(52)	(6,848)
Amgen, Inc.	(396)	(94,731)
Black Diamond Therapeutics, Inc.	(25)	(926)
Denali Therapeutics, Inc.	(660)	(14,428)
Gilead Sciences, Inc.	(66)	(5,544)
Moderna, Inc.	(288)	(13,245)
		(585,192)
Building Products – (0.31)%
Allegion plc (b)	(351)	(35,290)
Apogee Enterprises, Inc.	(42)	(858)
Armstrong World Industries, Inc.	(284)	(21,891)
Fortune Brands Home & Security, Inc.	(127)	(6,121)
JELD-WEN Holding, Inc.	(49)	(622)
Johnson Controls International plc	(504)	(14,671)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Building Products – (0.31)% (Continued)
Lennox International, Inc.	(1,045)	$(195,081)
Trane Technologies plc (b)	(133)	(11,627)
		(286,161)
Capital Markets – (0.67)%
The Carlyle Group, Inc.	(3,437)	(80,563)
The Charles Schwab Corporation	(2,959)	(111,614)
Daiwa Securities Group, Inc. (b)	(9,900)	(41,168)
KKR & Company, Inc., Class A	(6,141)	(154,815)
Morgan Stanley	(5,614)	(221,360)
		(609,520)
Chemicals – (0.43)%
Axalta Coating Systems Ltd. (b)	(743)	(14,667)
BASF SE (b)	(2,538)	(129,887)
CF Industries Holdings, Inc.	(923)	(25,382)
Dow, Inc.	(987)	(36,213)
Ecolab, Inc.	(76)	(14,706)
International Flavors & Fragrances, Inc.	(1,095)	(143,478)
LyondellBasell Industries NV, Class A	(21)	(1,217)
RPM International, Inc.	(410)	(27,228)
		(392,778)
Commercial Services & Supplies – (0.66)%
ADT, Inc.	(88)	(504)
Advanced Disposal Services, Inc.	(8,828)	(284,703)
Casella Waste Systems, Inc., Class A	(2,317)	(107,463)
Deluxe Corporation	(713)	(20,085)
IAA, Inc.	(1,358)	(52,419)
Interface, Inc.	(42)	(388)
Waste Connections, Inc.	(1,570)	(134,879)
		(600,441)
Communications Equipment – (0.51)%
Acacia Communications, Inc.	(4,061)	(274,889)
Arista Networks, Inc.	(330)	(72,369)
Lumentum Holdings, Inc.	(452)	(36,572)
Telefonaktiebolaget LM Ericsson, Class B (b)	(9,909)	(84,654)
		(468,484)
Construction Materials – (0.08)%
Cemex SAB de CV – ADR (b)	(551)	(1,168)
Eagle Materials, Inc.	(259)	(15,802)
Martin Marietta Materials, Inc.	(271)	(51,552)
		(68,522)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Containers & Packaging – (0.03)%
Amcor plc (b)	(584)	$(5,238)
Greif, Inc., Class A	(132)	(4,474)
Sealed Air Corporation	(148)	(4,231)
Silgan Holdings, Inc.	(367)	(12,662)
		(26,605)
Distributors – (0.01)%
Pool Corporation	(40)	(8,466)

Electric Utilities – (0.64)%
Avangrid, Inc.	(2,387)	(102,641)
Duke Energy Corporation	(3,438)	(291,061)
Hawaiian Electric Industries, Inc.	(2,287)	(90,268)
OGE Energy Corporation	(462)	(14,562)
The Southern Company	(1,525)	(86,513)
		(585,045)
Electrical Equipment – (0.06)%
Acuity Brands, Inc.	(26)	(2,252)
Hubbell, Inc.	(12)	(1,493)
Rockwell Automation, Inc.	(284)	(53,812)
		(57,557)
Electronic Equipment, Instruments & Components – (0.10)%
TE Connectivity Ltd. (b)	(663)	(48,704)
Zebra Technologies Corporation	(198)	(45,473)
		(94,177)
Energy Equipment & Services – (0.23)%
Baker Hughes, Inc.	(2,095)	(29,225)
Halliburton Company	(4,364)	(45,822)
Helmerich & Payne, Inc.	(1,682)	(33,253)
National Oilwell Varco, Inc.	(2,062)	(26,064)
Patterson-UTI Energy, Inc.	(9,261)	(34,173)
ProPetro Holding Corporation	(737)	(3,125)
Schlumberger Ltd.	(2,056)	(34,582)
Tenaris SA – ADR (b)	(571)	(7,811)
U.S. Silica Holdings, Inc.	(397)	(762)
		(214,817)
Entertainment – (0.27)%
Electronic Arts, Inc.	(655)	(74,840)
Netflix, Inc.	(129)	(54,161)
Roku, Inc.	(772)	(93,590)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Entertainment – (0.27)% (Continued)
The Walt Disney Company	(199)	$(21,522)
		(244,113)
Food & Staples Retailing – (0.32)%
The Kroger Company	(1,910)	(60,375)
Sprouts Farmers Market, Inc.	(3,435)	(71,379)
Sysco Corporation	(793)	(44,622)
United Natural Foods, Inc.	(4,889)	(52,019)
Wal-Mart Stores, Inc.	(556)	(67,582)
		(295,977)
Food Products – (0.31)%
General Mills, Inc.	(1,496)	(89,596)
The Hershey Company	(81)	(10,727)
Hormel Foods Corporation	(1,504)	(70,462)
Ingredion, Inc.	(347)	(28,176)
McCormick & Company, Inc.	(267)	(41,876)
Mondelez International, Inc., Class A	(480)	(24,691)
Tyson Foods, Inc., Class A	(309)	(19,217)
		(284,745)
Gas Utilities – (0.12)%
Southwest Gas Holdings, Inc.	(1,409)	(106,802)

Health Care Equipment & Supplies – (0.67)%
Align Technology, Inc.	(287)	(61,662)
Baxter International, Inc.	(324)	(28,765)
Becton, Dickinson and Company	(162)	(40,910)
Boston Scientific Corporation	(5,119)	(191,860)
Medtronic plc (b)	(397)	(38,759)
Nevro Corporation	(544)	(63,996)
NuVasive, Inc.	(751)	(45,721)
STERIS plc	(198)	(28,215)
Stryker Corporation	(623)	(116,146)
		(616,034)
Health Care Providers & Services – (0.60)%
HCA Holdings, Inc.	(515)	(56,588)
HealthEquity, Inc.	(2,861)	(160,988)
Henry Schein, Inc.	(3,566)	(194,561)
Quest Diagnostics, Inc.	(198)	(21,802)
UnitedHealth Group, Inc.	(404)	(118,158)
		(552,097)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Health Care Technology – (0.15)%
Cerner Corporation	(2,018)	$(140,029)

Hotels, Restaurants & Leisure – (1.33)%
Bloomin’ Brands, Inc.	(408)	(4,916)
Brinker International, Inc.	(1)	(23)
Carnival Corporation	(6,071)	(96,529)
The Cheesecake Factory, Inc.	(166)	(3,700)
Chipotle Mexican Grill, Inc.	(217)	(190,645)
Cracker Barrel Old Country Store, Inc.	(524)	(51,038)
Dine Brands Global, Inc.	(159)	(7,058)
Domino’s Pizza, Inc.	(150)	(54,290)
Hilton Grand Vacations, Inc.	(1,990)	(40,994)
Hyatt Hotels Corporation, Class A	(3,617)	(203,493)
Marriott International, Inc., Class A	(483)	(43,924)
Marriott Vacations Worldwide Corporation	(595)	(49,385)
MGM Resorts International	(8,714)	(146,657)
Norwegian Cruise Line Holdings Ltd.	(174)	(2,854)
Penn National Gaming, Inc.	(2,365)	(42,144)
Planet Fitness, Inc., Class A	(79)	(4,766)
Royal Caribbean Cruises Ltd.	(51)	(2,385)
Ruth’s Hospitality Group, Inc.	(793)	(8,925)
SeaWorld Entertainment, Inc.	(8,715)	(128,023)
Shake Shack, Inc., Class A	(159)	(8,667)
Starbucks Corporation	(397)	(30,462)
Texas Roadhouse, Inc.	(1,409)	(66,350)
Wingstop, Inc.	(264)	(30,959)
		(1,218,187)
Household Durables – (0.10)%
KB Home	(330)	(8,659)
Lennar Corporation, Class A	(919)	(46,014)
Mohawk Industries, Inc.	(223)	(19,562)
TopBuild Corporation	(52)	(4,846)
Whirlpool Corporation	(146)	(16,314)
		(95,395)
Household Products – (0.08)%
Church & Dwight Company, Inc.	(615)	(43,044)
Energizer Holdings, Inc.	(318)	(12,389)
WD-40 Company	(90)	(15,685)
		(71,118)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Independent Power and Renewable Electricity Producers – (0.05)%
NextEra Energy Partners LP	(755)	$(37,969)
Uniper SE (b)	(418)	(11,245)
		(49,214)
Industrial Conglomerates – (0.12)%
3M Company	(363)	(55,147)
General Electric Company	(2,575)	(17,510)
Honeywell International, Inc.	(233)	(33,063)
Roper Technologies, Inc.	(14)	(4,774)
		(110,494)
Insurance – (0.43)%
The Allstate Corporation	(1,242)	(126,336)
Aon plc (b)	(943)	(162,828)
Chubb Ltd. (b)	(531)	(57,353)
Fidelity National Financial, Inc.	(211)	(5,708)
The Travelers Companies, Inc.	(409)	(41,395)
		(393,620)
Interactive Media & Services – (0.22)%
Cargurus, Inc.	(242)	(5,537)
Facebook, Inc., Class A	(89)	(18,219)
Twitter, Inc.	(5,637)	(161,669)
Yelp, Inc.	(661)	(14,774)
		(200,199)
Internet & Direct Marketing Retail – (0.16)%
Chewy, Inc., Class A	(255)	(11,026)
Expedia Group, Inc.	(1,823)	(129,397)
The RealReal, Inc.	(664)	(7,795)
		(148,218)
IT Services – (0.42)%
Accenture plc, Class A (b)	(212)	(39,260)
Cognizant Technology Solutions Corporation, Class A	(1,347)	(78,153)
Fastly, Inc.	(1,323)	(28,643)
Global Payments, Inc.	(112)	(18,594)
International Business Machines Corporation	(1,732)	(217,470)
		(382,120)
Life Sciences Tools & Services – (0.14)%
Agilent Technologies, Inc.	(247)	(18,935)
Evotec SE (b)	(13)	(321)
Thermo Fisher Scientific, Inc.	(330)	(110,444)
		(129,700)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Machinery – (0.90)%
AGCO Corporation	(399)	$(21,083)
Allison Transmission Holdings, Inc.	(437)	(15,881)
Altra Industrial Motion Corporation	(233)	(6,503)
Caterpillar, Inc.	(1,020)	(118,708)
Deere & Company	(510)	(73,981)
Donaldson Company, Inc.	(11)	(482)
Graco, Inc.	(608)	(27,153)
IDEX Corporation	(469)	(72,052)
Illinois Tool Works, Inc.	(487)	(79,138)
Ingersoll Rand, Inc.	(1,213)	(35,274)
Kennametal, Inc.	(765)	(19,592)
Lincoln Electric Holdings, Inc.	(178)	(14,331)
Navistar International Corporation	(1,524)	(36,226)
Nordson Corporation	(206)	(33,147)
PACCAR, Inc.	(705)	(48,807)
Stanley Black & Decker, Inc.	(215)	(23,693)
Wabtec Corporation	(127)	(7,165)
Xylem, Inc.	(2,666)	(191,685)
		(824,901)
Marine – (0.01)%
Star Bulk Carriers Corporation (b)	(1,223)	(6,934)

Media – (0.85)%
Altice USA, Inc., Class A	(268)	(6,960)
AMC Networks, Inc., Class A	(1,321)	(31,506)
Charter Communications, Inc., Class A	(6)	(2,971)
Comcast Corporation, Class A	(5,016)	(188,752)
Discovery, Inc.	(102)	(2,287)
Fox Corporation, Class B	(6,122)	(158,376)
The Interpublic Group of Companies, Inc.	(1,774)	(30,123)
Meredith Corporation	(1,043)	(15,468)
MSG Networks, Inc., Class A	(1,761)	(20,921)
National CineMedia, Inc.	(1,652)	(5,452)
Omnicom Group, Inc.	(5,078)	(289,598)
Sinclair Broadcast Group, Inc., Class A	(925)	(16,326)
ViacomCBS, Inc., Class B	(766)	(13,221)
		(781,961)
Multiline Retail – (0.13)%
Dollar General Corporation	(497)	(87,124)
Kohl’s Corporation	(688)	(12,700)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Multiline Retail – (0.13)% (Continued)
Macy’s, Inc.	(1,910)	$(11,193)
Nordstrom, Inc.	(637)	(11,963)
		(122,980)
Multi-Utilities – (0.81)%
Ameren Corporation	(2,907)	(211,484)
Avista Corporation	(1,188)	(51,132)
CMS Energy Corporation	(2,550)	(145,579)
Consolidated Edison, Inc.	(780)	(61,464)
Dominion Resources, Inc.	(1,473)	(113,612)
National Grid plc – ADR (b)	(528)	(30,920)
NorthWestern Corporation	(264)	(15,230)
Public Service Enterprise Group, Inc.	(2,226)	(112,880)
		(742,301)
Oil, Gas & Consumable Fuels – (1.93)%
Antero Resources Corporation	(10,894)	(32,464)
BP plc – ADR (b)	(2,609)	(62,094)
Cabot Oil & Gas Corporation	(5,509)	(119,105)
Chesapeake Energy Corporation	(191)	(3,343)
Chevron Corporation	(276)	(25,392)
Cimarex Energy Company	(4,746)	(120,643)
Continental Resources, Inc.	(11,518)	(188,780)
Devon Energy Corporation	(14,449)	(180,179)
Diamondback Energy, Inc.	(3,309)	(144,074)
EOG Resources, Inc.	(3,525)	(167,473)
Exxon Mobil Corporation	(705)	(32,761)
Marathon Oil Corporation	(34,082)	(208,582)
Matador Resources Company	(4,445)	(31,293)
Murphy Oil Corporation	(17,305)	(205,237)
Occidental Petroleum Corporation	(8,086)	(134,228)
Ovintiv, Inc.	(2,540)	(16,078)
Range Resources Corporation	(14,203)	(82,803)
Southwestern Energy Company	(4,812)	(15,543)
		(1,770,072)
Personal Products – (0.07)%
Beiersdorf AG (b)	(607)	(63,510)
BellRing Brands, Inc., Class A	(253)	(4,435)
		(67,945)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Pharmaceuticals – (0.12)%
Eli Lilly & Company	(336)	$(51,959)
Pfizer, Inc.	(630)	(24,167)
Roche Holding AG – ADR	(264)	(11,476)
Zoetis, Inc.	(159)	(20,560)
		(108,162)
Real Estate Investment Trusts (REITs) – (4.79)%
Acadia Realty Trust	(6,145)	(76,136)
American Homes 4 Rent, Class A	(8,315)	(200,724)
Camden Property Trust	(2,874)	(253,113)
CareTrust REIT, Inc.	(2,858)	(47,100)
Cousins Properties, Inc.	(2,353)	(70,990)
Douglas Emmett, Inc.	(2,661)	(81,134)
Extra Space Storage, Inc.	(1,702)	(150,184)
Federal Realty Investment Trust	(3,150)	(262,300)
Four Corners Property Trust, Inc.	(629)	(14,083)
Franklin Street Properties Corporation	(34,056)	(185,265)
Gaming and Leisure Properties, Inc.	(6,369)	(179,860)
Healthcare Realty Trust, Inc.	(13,056)	(383,716)
Healthpeak Properties, Inc.	(1,006)	(26,297)
Host Hotels & Resorts, Inc.	(1,383)	(17,025)
Industrial Logistics Properties Trust	(1,999)	(37,361)
Kilroy Realty Corporation	(2,335)	(145,377)
Kite Realty Group Trust	(14,664)	(150,013)
Lamar Advertising Company, Class A	(408)	(23,521)
Lexington Realty Trust	(18,797)	(196,429)
LTC Properties, Inc.	(9,465)	(336,954)
Medical Properties Trust, Inc.	(8,526)	(146,136)
National Retail Properties, Inc.	(3,686)	(120,311)
Prologis, Inc.	(1,051)	(93,781)
SL Green Realty Corporation	(2,042)	(108,328)
Tanger Factory Outlet Centers, Inc.	(4,407)	(33,141)
Taubman Centers, Inc.	(6,062)	(261,272)
Terreno Realty Corporation	(3,585)	(196,530)
Vornado Realty Trust	(9,052)	(396,659)
Washington Real Estate Investment Trust	(7,846)	(182,969)
Weyerhaeuser Company	(543)	(11,875)
		(4,388,584)
Real Estate Management & Development – (0.01)%
Realogy Holdings Corporation	(1,226)	(5,321)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Road & Rail – (1.68)%
Canadian Pacific Railway Ltd. (b)	(1,148)	$(260,975)
East Japan Railway Company (b)	(997)	(72,801)
Heartland Express, Inc.	(1,718)	(33,656)
J.B. Hunt Transport Services, Inc.	(3,533)	(357,257)
Kansas City Southern	(600)	(78,330)
Norfolk Southern Corporation	(101)	(17,281)
Old Dominion Freight Line, Inc.	(487)	(70,756)
Saia, Inc.	(348)	(32,197)
Schneider National, Inc., Class B	(6,642)	(145,526)
Uber Technologies, Inc.	(120)	(3,632)
Union Pacific Corporation	(267)	(42,664)
Werner Enterprises, Inc.	(10,658)	(427,599)
		(1,542,674)
Semiconductors & Semiconductor Equipment – (0.62)%
Advanced Micro Devices, Inc.	(3,175)	(166,338)
Analog Devices, Inc.	(80)	(8,768)
Applied Materials, Inc.	(1,006)	(49,978)
Qorvo, Inc.	(701)	(68,719)
Texas Instruments, Inc.	(2,367)	(274,738)
		(568,541)
Software – (2.27)%
Appian Corporation	(224)	(10,230)
Aspen Technology, Inc.	(132)	(13,497)
Autodesk, Inc.	(260)	(48,654)
BlackLine, Inc.	(245)	(14,881)
Check Point Software Technologies Ltd. (b)	(541)	(57,205)
DocuSign, Inc.	(74)	(7,752)
ForeScout Technologies, Inc.	(318)	(10,100)
Guidewire Software, Inc.	(198)	(17,986)
HubSpot, Inc.	(763)	(128,665)
Intuit, Inc.	(46)	(12,411)
Manhattan Associates, Inc.	(132)	(9,364)
Microsoft Corporation	(200)	(35,842)
Oracle Corporation	(279)	(14,779)
PagerDuty, Inc.	(2,692)	(56,828)
Paycom Software, Inc.	(118)	(30,800)
Paylocity Holding Corporation	(725)	(83,034)
SAP SE – ADR (b)	(3,726)	(441,680)
ServiceNow, Inc.	(100)	(35,154)
Slack Technologies, Inc., Class A	(2,637)	(70,382)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Software – (2.27)% (Continued)
SolarWinds Corporation	(3,912)	$(66,426)
SS&C Technologies Holdings, Inc.	(201)	(11,087)
The Trade Desk, Inc., Class A	(807)	(236,112)
Tyler Technologies, Inc.	(256)	(82,097)
VMware, Inc., Class A	(1,307)	(171,897)
Workday, Inc., Class A	(1,288)	(198,223)
Zendesk, Inc.	(39)	(2,998)
Zoom Video Communications, Inc., Class A	(465)	(62,854)
Zscaler, Inc.	(2,291)	(153,680)
		(2,084,618)
Specialty Retail – (0.37)%
Bed Bath & Beyond, Inc.	(381)	(2,358)
Carvana Company	(679)	(54,395)
Five Below, Inc.	(253)	(22,810)
Foot Locker, Inc.	(595)	(15,250)
Group 1 Automotive, Inc.	(66)	(3,735)
The Home Depot, Inc.	(361)	(79,359)
Hudson Ltd, Class A (b)	(1,035)	(5,072)
L Brands, Inc.	(254)	(3,020)
Lowe’s Companies, Inc.	(508)	(53,213)
RH	(476)	(68,439)
Sonic Automotive, Inc., Class A	(225)	(4,822)
Ulta Beauty, Inc.	(99)	(21,574)
		(334,047)
Technology Hardware, Storage & Peripherals – (0.12)%
Dell Technologies, Inc., Class C	(70)	(2,988)
Hewlett Packard Enterprise Company	(994)	(10,000)
NetApp, Inc.	(2,225)	(97,388)
		(110,376)
Textiles, Apparel & Luxury Goods – (0.30)%
Adidas AG (b)	(390)	(89,284)
Cie Financiere Richemont SA (b)	(2,969)	(168,442)
G-III Apparel Group Ltd.	(727)	(8,237)
PVH Corporation	(133)	(6,547)
		(272,510)
Trading Companies & Distributors – (0.16)%
Air Lease Corporation	(3,315)	(86,687)
Beacon Roofing Supply, Inc.	(103)	(2,266)
Fastenal Company	(952)	(34,482)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
Trading Companies & Distributors – (0.16)% (Continued)
HD Supply Holdings, Inc.	(215)	$(6,381)
MSC Industrial Direct Company, Inc., Class A	(211)	(12,584)
Watsco, Inc.	(23)	(3,703)
		(146,103)
Total Short Common Stocks
Proceeds $(23,656,675)		(24,854,446)

SHORT EXCHANGE TRADED FUNDS – (6.28)%
Communication Services Select Sector SPDR Fund	(3,033)	(152,499)
Consumer Staples Select Sector SPDR Fund	(2,258)	(131,551)
ETFMG Prime Cyber Security ETF	(1,984)	(79,380)
Health Care Select Sector SPDR Fund	(2,003)	(199,759)
Industrial Select Sector SPDR Fund	(2,486)	(159,626)
Invesco QQQ Trust Series 1	(3,450)	(755,240)
iShares 20+ Year Treasury Bond ETF	(528)	(88,039)
iShares Cohen & Steers REIT ETF	(1,270)	(126,124)
iShares Core DAX UCITS ETF (b)	(389)	(39,484)
iShares MSCI Emerging Markets ETF	(381)	(13,960)
iShares MSCI Eurozone ETF	(125)	(4,049)
iShares MSCI Germany Index Fund ETF	(945)	(22,283)
iShares MSCI Mexico ETF	(334)	(9,776)
iShares Nasdaq Biotechnology ETF	(451)	(55,924)
iShares Expanded Tech-Software ETF	(1,057)	(254,610)
iShares Russell 2000 ETF	(2,093)	(272,739)
iShares Transportation Average ETF	(20)	(2,998)
iShares U.S. Real Estate ETF	(4,986)	(379,185)
iShares U.S. Technology ETF	(1,930)	(452,160)
Material Select Sector SPDR Fund	(528)	(27,393)
SPDR S&P 500 ETF Trust	(2,636)	(765,705)
SPDR S&P Biotech ETF	(881)	(82,277)
SPDR S&P Homebuilders ETF	(937)	(33,779)
SPDR S&P Retail ETF	(361)	(13,241)
SPDR S&P Semiconductor ETF	(3,301)	(328,549)
United States Oil Fund LP	(873)	(16,682)
Utilities Select Sector SPDR Fund	(15,929)	(912,095)
VanEck Vectors Semiconductor ETF	(2,540)	(339,674)
Vanguard FTSE Europe ETF	(651)	(29,992)
WisdomTree Europe Hedged Equity Fund	(122)	(6,812)
Total Short Exchange Traded Funds
Proceeds $(5,557,435)		(5,755,585)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2020

	Shares	Value
SHORT PREFERRED STOCKS – (0.02)%
Azul SA – ADR (b)	(1,542)	$(14,741)
Total Short Preferred Stocks
Proceeds $(12,049)		(14,741)
Total Securities Sold Short
Proceeds $(29,226,159) – (33.41)%		(30,624,772)
Total Investments
(Cost $55,547,603) – 61.22%		56,122,829
Other Assets In Excess Of Liabilities – 38.78%		35,547,918
Total Net Assets – 100.00%		$91,670,747

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

(a)	Non-income producing security.
(b)	Foreign security.
(c)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, forward currency contracts and futures contracts. The total value of assets committed as collateral as of April 30, 2020 is $72,370,408.

(d)	100 shares per contract.
(e)	The rate quoted is the annualized seven-day effective yield as of April 30, 2020.
(f)	Securities sold short are not owned by the Fund and cannot produce income.
(g)	Level 3 security. Security is restricted from resale and considered illiquid. Please see Note 2 for more information.
(h)	Level 3 security. Please see Note 2 for more information.
(i)	Held in connection with a written option, see Schedule of Written Options for more details.
ADR – American Depository Receipt
ETF – Exchange Traded Fund
ETN – Exchange Traded Note

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Options Written (Unaudited)
April 30, 2020

	Contracts (a)	Notional Amount	Value
CALL OPTIONS WRITTEN
Advanced Micro Devices, Inc.
Expiration: May 2020, Exercise Price: $57.00	(4)	$(20,956)	$(10)
Expiration: May 2020, Exercise Price: $62.00	(7)	(36,673)	(3)
Apple, Inc.
Expiration: May 2020, Exercise Price: $285.00	(3)	(88,140)	(3,465)
Best Buy Company, Inc.
Expiration: June 2020, Exercise Price: $80.00	(3)	(23,019)	(1,297)
Cedar Fair LP
Expiration: May 2020, Exercise Price: $30.00	(8)	(23,072)	(1,180)
EQT Corporation
Expiration: May 2020, Exercise Price: $14.00	(26)	(37,934)	(3,510)
Facebook, Inc.
Expiration: May 2020, Exercise Price: $200.00	(1)	(20,471)	(475)
FireEye, Inc.
Expiration: May 2020, Exercise Price: $11.50	(32)	(36,832)	(2,256)
Gold 100 oz. Future Jun 20 (b)
Expiration: May 2020, Exercise Price: $1,900.00	(3)	(5,083)	(720)
Lam Research Corporation
Expiration: May 2020, Exercise Price: $270.00	(1)	(25,528)	(557)
McDonald’s Corporation
Expiration: June 2020, Exercise Price: $190.00	(2)	(37,512)	(1,360)
MGM Resorts International
Expiration: May 2020, Exercise Price: $19.00	(19)	(31,977)	(228)
Microsoft Corporation
Expiration: May 2020, Exercise Price: $180.00	(4)	(71,684)	(364)
NIKE, Inc.
Expiration: May 2020, Exercise Price: $90.00	(3)	(26,154)	(384)
Expiration: June 2020, Exercise Price: $97.50	(4)	(34,872)	(356)
Nordic American Tankers Ltd.
Expiration: May 2020, Exercise Price: $9.00	(13)	(7,826)	(227)
NortonLifeLock, Inc.
Expiration: May 2020, Exercise Price: $20.00	(12)	(25,524)	(2,292)
NXP Semiconductors NV
Expiration: June 2020, Exercise Price: $95.00	(3)	(29,871)	(3,082)
PayPal Holdings, Inc.
Expiration: May 2020, Exercise Price: $115.00	(2)	(24,600)	(1,955)
PepsiCo, Inc.
Expiration: May 2020, Exercise Price: $125.00	(3)	(39,687)	(2,453)
ServiceNow, Inc.
Expiration: May 2020, Exercise Price: $350.00	(1)	(35,154)	(570)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Options Written (Unaudited) – Continued
April 30, 2020

	Contracts (a)	Notional Amount	Value
CALL OPTIONS WRITTEN (Continued)
Silgan Holdings, Inc.
Expiration: June 2020, Exercise Price: $35.00	(3)	$(10,350)	$(548)
SPDR S&P 500 ETF Trust
Expiration: May 2020, Exercise Price: $297.00	(7)	(203,336)	(2,314)
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: June 2020, Exercise Price: $20.00	(30)	(163,080)	(45)
United States 12 Month Oil Fund LP
Expiration: July 2020, Exercise Price: $16.00	(69)	(73,554)	(1,553)
United States Natural Gas Fund LP
Expiration: October 2020, Exercise Price: $20.00	(13)	(17,433)	(774)
Wynn Resorts Ltd.
Expiration: June 2020, Exercise Price: $110.00	(3)	(25,659)	(588)
			(32,566)

PUT OPTIONS WRITTEN
Ameren Corporation
Expiration: May 2020, Exercise Price: $65.00	(7)	(50,925)	(350)
BlackLine, Inc.
Expiration: May 2020, Exercise Price: $60.00	(2)	(12,148)	(576)
Consolidated Edison, Inc.
Expiration: May 2020, Exercise Price: $75.00	(7)	(55,160)	(630)
Duke Energy Corporation
Expiration: May 2020, Exercise Price: $80.00	(7)	(59,262)	(997)
General Electric Company
Expiration: June 2020, Exercise Price: $4.00	(26)	(17,680)	(117)
Gold 100 oz. Future Jun 20 (b)
Expiration: May 2020, Exercise Price: $1,500.00	(2)	(3,388)	(440)
Expiration: May 2020, Exercise Price: $1,550.00	(1)	(1,694)	(410)
iShares 20+ Year Treasury Bond ETF
Expiration: June 2020, Exercise Price: $140.00	(9)	(150,066)	(144)
CBOE Volatility Index
Expiration: May 2020, Exercise Price: $30.00	(13)	(44,395)	(2,535)
MGM Resorts International
Expiration: May 2020, Exercise Price: $13.00	(17)	(28,611)	(433)
Penn National Gaming, Inc.
Expiration: May 2020, Exercise Price: $12.00	(10)	(17,820)	(250)
SeaWorld Entertainment, Inc.
Expiration: May 2020, Exercise Price: $12.00	(14)	(20,566)	(525)
The Southern Company
Expiration: May 2020, Exercise Price: $50.00	(7)	(39,711)	(266)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Options Written (Unaudited) – Continued
April 30, 2020

	Contracts (a)	Notional Amount	Value
PUT OPTIONS WRITTEN (Continued)
SPDR S&P 500 ETF Trust
Expiration: May 2020, Exercise Price: $260.00	(13)	$(377,624)	$(1,788)
WEC Energy Group, Inc.
Expiration: May 2020, Exercise Price: $80.00	(5)	(45,275)	(313)
			(9,774)
TOTAL OPTIONS WRITTEN
(Premiums received $50,558)			$(42,340)

(a)	100 shares per contract.
ETF – Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Forward Currency Contracts (Unaudited)*
April 30, 2020

							Unrealized
Settlement	Currency to		Value	Currency to		Value	Appreciation
Date	be Delivered		(USD)	be Received		(USD)	(Depreciation)**
5/4/20	5,459	USD	$5,459	5,324	CHF	$5,517	$58
5/29/20	109,500	CNY	15,524	15,426	USD	15,426	(98)
5/4/20	72,220	DKK	10,607	10,509	USD	10,509	(98)
5/4/20	13,962	USD	13,962	12,849	EUR	14,082	120
5/4/20	19,944	USD	19,944	16,018	GBP	20,175	231
5/7/20	606,448	JPY	5,652	5,670	USD	5,670	18
			$71,148			$71,379	$231
CHF – Swiss Franc
CNY – Chinese Yuan
DKK – Danish Krone
EUR – Euro
GBP – Pound Sterling
JPY – Japanese Yen
USD – U.S. Dollar

*	Morgan Stanley is the counterparty for all open forward currency contracts held by the Fund as of April 30, 2020.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Swap Contracts (Unaudited)
April 30, 2020

								Value and
			Pay/Receive			Number of		Unrealized
		Maturity	Financing	Financing	Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Accor SA	1/5/22	Pay	0.600%+	Monthly	126	$3,505	$(159)
				1 Day EONIA(3)

Morgan Stanley	Adyen NV	11/29/21	Pay	0.600%+	Monthly	77	76,044	10,184
				1 Day EONIA(3)

Morgan Stanley	Airbus Group SE	1/5/22	Pay	0.600%+	Monthly	262	16,590	(218)
				1 Day EONIA(3)

Morgan Stanley	Engie SA	7/1/20	Pay	0.600%+	Monthly	286	3,103	(1,435)
				1 Day EONIA(3)

Morgan Stanley	GVC Holdings plc	4/25/22	Pay	0.600%+	Monthly	5,470	51,920	4,579
				1 Day SONIA(1)

Morgan Stanley	Inegnico Group	11/29/21	Pay	0.600%+	Monthly	1,982	249,372	(10,283)
				1 Day EONIA(3)

Morgan Stanley	Marfrig Global	5/2/22	Pay	1.000%+	Monthly	14,567	34,315	4,321
	Foods SA			FED(2)

Morgan Stanley	The Morgan Stanley	3/14/22	Pay	0.500%+	Monthly	1,281	74,605	7,478
	Inflation Basket			FED(2)

Morgan Stanley	Scheider SA	11/29/21	Pay	0.600%+	Monthly	1,813	167,544	6,643
				1 Day EONIA(3)

Morgan Stanley	U.S. Quality Basket	7/20/21	Pay	0.950%	Monthly	390	50,345	(2,489)
				Fixed Rate

Morgan Stanley	U.S. TMT Momentum	4/13/22	Pay	0.500%+	Monthly	697	93,280	8,500
	Short Basket			FED(2)

Morgan Stanley	US Value Long	4/1/22	Pay	0.500%+	Monthly	330	25,538	(297)
				FED(2)

Morgan Stanley	U.S. Value Short Basket	4/13/22	Pay	0.500%+	Monthly	756	138,522	14,558
				FED(2)
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	888 Holdings plc	4/25/22	Pay	(0.500)%+	Monthly	(4,690)	(8,517)	(379)
				1 Day SONIA(3)

Morgan Stanley	Communications	6/29/20	Pay	(0.400)%+	Monthly	(191)	(7,216)	(431)
	Equipment Basket			FED(2)

Morgan Stanley	Faurecia SE	12/8/21	Pay	(0.500)%+	Monthly	(162)	(5,805)	1,977
				1 Day EONIA(3)

Morgan Stanley	Flutter Entertainment plc	12/8/21	Pay	(0.520)%+	Monthly	(1,092)	(134,254)	77
				FED(2)

Morgan Stanley	Flutter Entertainment plc	4/25/20	Pay	(0.960)%+	Monthly	(185)	(22,781)	(12,460)
				1 Day EONIA(3)

Morgan Stanley	Software Basket	6/29/20	Pay	(0.400)%+	Monthly	(2,262)	(258,252)	(20,355)
				FED(2)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Swap Contracts (Unaudited) – Continued
April 30, 2020

								Value and
			Pay/Receive			Number of		Unrealized
		Maturity	Financing	Financing	Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Morgan Stanley	Growth vs. Value	7/20/21	Pay	(0.850)%	Monthly	(3,914)	$(664,127)	$(16,832)
	Basket			Fixed Rate

Morgan Stanley	High Beta	3/22/21	Pay	(0.400)%+	Monthly	(3,112)	(98,993)	(3,606)
	Cyclicals Basket			FED(2)

Morgan Stanley	Infotech Basket	6/29/20	Pay	(0.450)%+	Monthly	(801)	(94,125)	(201)
				FED(2)

Morgan Stanley	InterContinental	2/1/22	Pay	(0.500)%+	Monthly	(1,984)	(90,376)	(13,627)
	Hotels Group plc			1 Day SONIA(3)

Morgan Stanley	iShares Core FTSE	2/2/22	Pay	(0.750)%+	Monthly	(1,270)	(9,470)	1
	100 UCITS ETF			1 Day SONIA(3)

Morgan Stanley	JBS SA	5/2/22	Pay	(1.100)%+	Monthly	(7,560)	(33,018)	(1,651)
				FED(2)

Morgan Stanley	Media Basket	6/29/20	Pay	(0.400)%+	Monthly	(110)	(5,757)	(449)
				FED(2)

Morgan Stanley	Morgan Stanley	3/22/21	Pay	(0.500)%+	Monthly	(194)	(18,950)	(5,104)
	Crowd Basket			FED(2)

Morgan Stanley	MSHDGVW4	2/9/22	Pay	(0.450)%+	Monthly	(963)	(144,651)	(11,017)
				1 Day EONIA(3)

Morgan Stanley	Hitachi Ltd.	9/8/21	Pay	(0.400)%+	Monthly	(8,515)	(76,134)	6,711
				TONAR(4)

Morgan Stanley	NEXT plc	1/17/22	Pay	(0.500)%+	Monthly	(7)	(417)	14
				1 Day SONIA(3)

Morgan Stanley	Peugeot SA	12/8/21	Pay	(0.500)%+	Monthly	(2,538)	(35,978)	16,988
				1 Day EONIA(3)

Morgan Stanley	Rolls-Royce	2/2/22	Pay	(0.500)%+	Monthly	(1,911)	(7,910)	(172)
	Holdings plc			1 Day SONIA(3)

Morgan Stanley	Weiss STHM	2/2/22	Pay	(0.400)%+	Monthly	(647)	(78,061)	918
				FED(2)

Morgan Stanley	The Morgan Stanley	3//15/2022	Pay	(0.700)%+	Monthly	(2,253)	(329,214)	8,248
	U.S. Growth			FED(2)
	Long Basket

Morgan Stanley	The Morgan Stanley	3/16/22	Pay	(0.400)%+	Monthly	(1,687)	(230,715)	(12,761)
	U.S. Momentum			FED(2)
	Long Basket

Morgan Stanley	U.S. Quality	4/29/20	Pay	(0.750)%+	Monthly	(330)	(34,719)	(3,594)
	Short Basket			FED(2)

Morgan Stanley	U.S. Value Short Basket	4/1/22	Pay	(0.550)%+	Monthly	(2,933)	(537,414)	(72,996)
				FED(2)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Swap Contracts (Unaudited) – Continued
April 30, 2020

								Value and
			Pay/Receive			Number of		Unrealized
		Maturity	Financing	Financing	Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Morgan Stanley	Vodafone Group plc	1/19/22	Pay	(0.500)%+	Monthly	(93,117)	$(131,357)	$2,074
				1 Day SONIA(3)

Morgan Stanley	Volkswagon AG	2/9/22	Pay	(0.450)%+	Monthly	(432)	(36,112)	4,152
				1 Day EONIA(3)

Morgan Stanley	Worldline SA	12/8/21	Pay	(0.500)%+	Monthly	(985)	(66,714)	15,142
				1 Day EONIA(3)

Morgan Stanley	WPP plc	2/2/22	Pay	(0.500)%+	Monthly	(1,988)	(15,425)	(1,208)
				1 Day SONIA(3)
								$(79,159)

(1)	Sterling OverNight Index Average
(2)	Federal Funds Rate
(3)	Euro OverNight Index Average
(4)	Bank of Japan Estimate Unsecured Overnight Call Rate
ETF – Exchange Traded Fund
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Futures Contracts (Unaudited)
April 30, 2020

				Value and
		Number of		Unrealized
		Contracts	Notional	Appreciation
Expiration Date	Description	Purchased	Amount	(Depreciation)
LONG FUTURES CONTRACTS
7/31/20	Brent Crude	4	$119,120	$3,213
6/19/20	CBT 10-Year U.S. Treasury Bond	117	13,026,010	653,453
6/19/20	CBT Long Term U.S. Treasury Bond	9	1,384,888	125,637
6/19/20	CBT Ultra Long Term U.S. Treasury Bond	67	9,221,446	1,404,246
7/16/20	Cocoa	1	24,140	747
12/18/20	Coffee	5	205,031	(19,664)
7/29/20	Copper	4	234,400	4,391
7/14/20	Corn	2	32,000	(3,181)
6/19/20	E-Mini Russell 2000	22	1,437,370	223,919
6/19/20	E-Mini S&P 500	83	12,044,960	1,815,805
6/19/20	E-Mini S&P MidCap 400	41	6,729,330	982,678
7/15/20	Lean Hogs	1	24,200	2,447
4/30/20	LME Aluminum	4	167,444	(167,444)
5/11/20	LME Aluminum	2	73,125	(13,031)
5/26/20	LME Aluminum	4	146,950	(20,487)
5/28/20	LME Aluminum	4	147,057	(20,430)
6/9/20	LME Aluminum	2	73,848	(9,903)
6/12/20	LME Aluminum	3	110,888	(14,169)
6/30/20	LME Aluminum	1	37,156	(1,047)
7/9/20	LME Aluminum	2	74,395	438
7/20/20	LME Aluminum	4	149,150	(412)
7/27/20	LME Aluminum	1	37,350	(341)
4/30/20	LME Copper	1	129,875	(11,741)
5/11/20	LME Copper	3	387,394	(43,180)
6/12/20	LME Copper	5	647,563	4,422
5/5/20	LME Nickel	2	145,491	(9,495)
5/26/20	LME Nickel	3	218,576	4,900
5/27/20	LME Nickel	1	72,864	2,280
5/28/20	LME Nickel	1	72,870	2,281
6/9/20	LME Nickel	1	72,936	2,291
6/30/20	LME Nickel	1	73,028	4,715
7/15/20	LME Nickel	1	73,098	2,385
5/6/20	LME Zinc	1	48,366	(4,977)
5/26/20	LME Zinc	3	145,195	(2,339)
5/27/20	LME Zinc	1	48,402	(89)
5/28/20	LME Zinc	2	96,812	(176)
6/9/20	LME Zinc	1	48,416	1,676
6/30/20	LME Zinc	2	96,846	1,052
7/6/20	LME Zinc	1	48,439	1,011

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Futures Contracts (Unaudited) – Continued
April 30, 2020

				Value and
		Number of		Unrealized
		Contracts	Notional	Appreciation
Expiration Date	Description	Purchased	Amount	(Depreciation)

LONG FUTURES CONTRACTS (Continued)
7/8/20	LME Zinc	1	$48,444	$553
7/9/20	LME Zinc	2	96,894	1,587
7/30/20	LME Zinc	1	48,066	(48,066)
6/26/20	Natural Gas	1	21,700	618
7/14/20	Soybean	6	256,575	3,483
7/14/20	Soybean Meal	3	88,530	1,181
6/30/20	Sugar No. 11	4	46,458	(1,792)
8/20/20	WTI Crude	2	52,740	195
			$48,585,836	$4,859,640

SHORT FUTURES CONTRACTS
9/18/20	Coffee	(5)	$(201,563)	$20,330
4/30/20	LME Aluminum	(4)	(173,100)	173,100
5/11/20	LME Aluminum	(2)	(73,125)	9,253
5/26/20	LME Aluminum	(4)	(146,950)	22,963
5/28/20	LME Aluminum	(4)	(147,057)	20,831
6/9/20	LME Aluminum	(2)	(73,849)	9,645
6/12/20	LME Aluminum	(3)	(110,888)	14,241
4/30/20	LME Copper	(1)	(129,875)	(1,486)
5/11/20	LME Copper	(3)	(387,394)	(1,884)
6/12/20	LME Copper	(5)	(647,563)	31,747
5/5/20	LME Nickel	(2)	(145,491)	(4,538)
5/26/20	LME Nickel	(3)	(218,576)	4,945
5/27/20	LME Nickel	(1)	(72,864)	933
5/28/20	LME Nickel	(1)	(72,870)	657
6/9/20	LME Nickel	(1)	(72,936)	1,491
5/6/20	LME Zinc	(1)	(48,367)	(1,781)
5/26/20	LME Zinc	(3)	(145,195)	8,296
5/27/20	LME Zinc	(1)	(48,402)	1,770
5/28/20	LME Zinc	(2)	(96,812)	3,207
6/9/20	LME Zinc	(1)	(48,416)	106
			$(3,061,293)	$313,826

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2020

ASSETS:
Investments, at value (Cost $84,773,762)	$86,747,601
Cash	100,000
Foreign currency, at value (Cost $656,766)	658,149
Deposits at broker for securities sold short	31,437,243
Deposits for futures	2,053,159
Collateral for swap contracts	666,000
Receivable for investments sold	11,738,146
Receivable for unsettled open futures contracts	1,223,163
Receivable for forward currency contracts, net	231
Receivable for fund shares sold	100,000
Dividends and interest receivable	31,878
Prepaid expenses and other receivables	36,292
Total assets	134,791,862

LIABILITIES:
Securities sold short, at value (Proceeds of $29,226,159)	30,624,773
Written option contracts, at value (Premiums received $50,558)	42,340
Payable for investments purchased	10,691,587
Payable to Adviser	1,572
Payable for unsettled open futures contracts	997,768
Variation margin payable	471,341
Payable for swap contracts	79,159
Distribution and shareholder servicing fees payable	1,448
Payable for trustees’ fees	2,937
Payable for fund administration and fund accounting fees	36,801
Payable for compliance fees	2,620
Payable for transfer agent fees and expenses	15,583
Payable for custodian fees	92,692
Dividends and interest payable for securities sold short	26,112
Accrued expenses and other liabilities	34,382
Total liabilities	43,121,115
NET ASSETS	$91,670,747
NET ASSETS CONSISTS OF:
Paid-in capital	$94,557,193
Accumulated deficit	(2,886,446)
Total net assets	$91,670,747

	Class K	Investor
	Shares	Class Shares
Net assets	$86,325,012	$5,345,735
Shares issued and outstanding(1)	8,544,388	533,545
Net asset value, offering, and redemption price per share	$10.10	$10.02

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2020

INVESTMENT INCOME:
Dividend income on long positions (net of foreign withholding taxes of $3,982)	$1,151,931
Interest income, including broker interest on short positions	411,908
Total investment income	1,563,839
EXPENSES:
Investment advisory fees (See Note 3)	691,769
Dividends on securities sold short	524,863
Borrowing expense on securities sold short	269,213
Custodian fees (See Note 3)	178,929
Fund administration and fund accounting fees (See Note 3)	103,579
Transfer agent fees (See Note 3)	47,257
Legal fees	21,033
Federal and state registration fees	19,217
Audit fees	17,131
Reports to shareholders	7,856
Compliance fees (See Note 3)	7,711
Distribution fees – Investor Class (See Note 5)	6,755
Trustees’ fees (See Note 3)	6,125
Insurance fees	4,055
Shareholder servicing fees – Investor Class (See Note 5)	2,702
Other	2,985
Total expenses before reimbursement	1,911,180
Less: Expense reimbursement by Adviser (See Note 3)	(415,878)
Net expenses	1,495,302
NET INVESTMENT INCOME	68,537
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(7,692,955)
Securities sold short	8,704,092
Written option contracts expired or closed	101,699
Swap contracts	(36,811)
Futures contracts	(6,071,748)
Forward currency contracts	562
Foreign currency transactions	(32,350)
Net realized loss	(5,027,511)
Net change in unrealized appreciation/depreciation on:
Investments	(505,686)
Securities sold short	(335,437)
Written option contracts	(12,512)
Swap contracts	(89,010)
Futures contracts	5,914,515
Forward currency contracts	257
Foreign currency translation	(42,081)
Net change in unrealized appreciation/depreciation	4,930,046
Net realized and change in unrealized (loss) on investments	(97,465)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,928)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income	$68,537	$689,249
Net realized gain (loss) on investments, securities sold short, written option contracts expired or closed, swap contracts,
futures contracts, forward currency contracts,
and foreign currency transactions	(5,027,511)	5,903,966
Change in unrealized appreciation/depreciation on investments, securities sold short, written option contracts, swap contracts, futures contracts, forward currency contracts,
and foreign currency translation	4,930,046	4,070,109
Net increase (decrease) in net assets resulting from operations	(28,928)	10,663,324

DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(9,169,641)	(3,518,998)
Investor Class	(568,710)	(177,276)
Total distributions to shareholders	(9,738,351)	(3,696,274)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	6,323,904	2,521,846

NET INCREASE (DECREASE) IN NET ASSETS	(3,443,375)	9,488,896

NET ASSETS:
Beginning of period	95,114,122	85,625,226
End of period	$91,670,747	$95,114,122

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statements of Changes in Net Assets – Continued

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Amount	Shares	Amount
Class K:
Issued	783,864	$8,187,837	679,776	$7,281,352
Issued to holders in
reinvestment of dividends	617,320	6,315,180	244,955	2,429,956
Redeemed	(823,993)	(8,624,014)	(766,787)	(8,182,576)
Redemption fees	—	—	—	—
Net increase in Class K	577,191	$5,879,003	157,944	$1,528,732
Investor Class:
Issued	56,980	$582,700	109,416	$1,157,963
Issued to holders in
reinvestment of dividends	55,975	568,710	17,961	177,276
Redeemed	(71,147)	(706,510)	(33,138)	(342,134)
Redemption fees	—	1	—	10
Net increase in Investor Class	41,808	$444,901	94,239	$993,115
Net increase in shares outstanding	618,999	$6,323,904	252,183	$2,521,847

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Cash Flows (Unaudited)
For the Period Ended April 30, 2020

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(28,928)
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchases of investments	(311,317,982)
Sales of short-term investments, net	(8,647,146)
Proceeds from sales of investments	321,774,331
Decrease in variation margin for futures contracts	801,557
Increase in receivable for investments sold	(687,957)
Increase in payable for swap contracts	89,010
Increase in receivable for forward currency contracts	(257)
Decrease in payable to Adviser	(74,605)
Decrease in dividends and interest receivable	23,528
Decrease in prepaid expenses and other receivables	6,660
Proceeds from securities sold short	308,977,145
Purchases to cover securities sold short	(311,990,414)
Premiums received on written option contracts	628,877
Written option contracts expired or closed	(471,281)
Decrease in payable for investments purchased	(581,870)
Increase in payable for fund administration and fund accounting fees	5,419
Increase in payable for custodian fees	50,820
Decrease in payable for transfer agent fees and expenses	(3)
Decrease in net payable for unsettled futures contracts	(234,164)
Decrease in dividends and interest payable for securities sold short	(19,545)
Increase in payable for compliance fees	236
Increase in payable for trustees’ fees	554
Decrease in distribution and shareholder servicing fees payable	(66)
Decrease in accrued expenses and other liabilities	(27,048)
Net realized gain on investments	7,692,955
Net realized loss on securities sold short	(8,704,092)
Net realized gain on written option contracts expired or closed	(101,699)
Net realized loss on foreign currency transactions	32,350
Change in unrealized appreciation/depreciation on investments	505,686
Change in unrealized appreciation/depreciation on securities sold short	335,437
Change in unrealized appreciation/depreciation on written option contracts	12,513
Change in unrealized appreciation/depreciation on foreign currency translation	42,081
Net cash from operating activities	(1,907,898)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Cash Flows (Unaudited) – Continued
For the Period Ended April 30, 2020

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	$8,681,985
Payment for shares redeemed	(9,330,523)
Cash distributions paid to shareholders	(2,854,461)
Net cash provided by financing activities	(3,502,999)
Net change in cash	$(5,410,897)
CASH, FOREIGN CURRENCY AND RESTRICTED CASH:
Beginning Balance	$40,325,448
Ending Balance	$34,914,551
SUPPLEMENTAL DISCLOSURES:
Borrowing expense on securities sold short	$465,753
Non-cash financing activities – reinvestment of distributions	$6,883,890
Non-cash financing activities – increase in receivable for Fund shares sold	$88,552
RECONCILIATION OF RESTRICTED AND
UNRESTRICTED CASH AT THE BEGINNING OF YEAR
TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$100,000
Cash held in foreign currency	563,702
Deposit with brokers
Collateral for swap contracts	605,000
Deposits for futures	1,301,558
Short sale proceeds	37,755,188
RECONCILIATION OF RESTRICTED AND
UNRESTRICTED CASH AT THE END OF YEAR
TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$100,000
Cash held in foreign currency	658,149
Deposit with brokers
Collateral for swap contracts	666,000
Deposits for futures	2,053,159
Short sale proceeds	31,437,243

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2020	October 31,	October 31,	October 31,	October 31,
Class K	(Unaudited)	2019	2018	2017	2016(1)
PER SHARE DATA(2):
Net asset value, beginning of period	$11.25	$10.44	$10.45	$10.40	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.01	0.08	0.01	(0.10)	(0.05)
Net realized and unrealized
gain on investments	0.02	1.18	0.17	0.59	0.45
Total from investment operations	0.03	1.26	0.18	0.49	0.40

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.21)	—	(0.05)	—
From net realized gains	(1.07)	(0.24)	(0.19)	(0.39)	—
Total distributions	(1.18)	(0.45)	(0.19)	(0.44)	—
Redemption fees	—	—	0.00 (4)	—	—
Net asset value, end of period	$10.10	$11.25	$10.44	$10.45	$10.40

TOTAL RETURN(5)	0.14%	12.76%	1.61%	4.97%	4.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$86,325	$89,627	$81,498	$33,214	$2,701
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	4.12%	3.95%	4.25%	8.70%	12.86%
After expense reimbursement(6)(7)	3.22%	3.16%	3.27%	3.37%	3.44%
Ratio of dividends, interest and borrowing expense
on securities sold short to average net assets(6)	1.72%	1.66%	1.77%	1.69%	1.29%
Ratio of operating expenses to average net
assets excluding dividends, interest and
borrowing expense on securities sold short(6)	1.50%	1.50%	1.50%	1.68%	2.15%
Ratio of net investment income (loss)
to average net assets(6)(7)	0.17%	0.78%	0.11%	(0.96)%	(0.53)%
Portfolio turnover rate(5)(8)	379%	585%	700%	494%	304%

(1)	Inception date of Class K was December 1, 2015.
(2)	For a Class K share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the periods.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods end.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

	Six Months
	Ended	Year Ended	Year Ended	Period Ended
	April 30, 2020	October 31,	October 31,	October 31,
Investor Class	(Unaudited)	2019	2018	2017(1)
PER SHARE DATA(2):
Net asset value, beginning of period	$11.16	$10.38	$10.44	$9.99

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.01)	0.05	(0.02)	(0.07)
Net realized and unrealized gain on investments(9)	0.02	1.18	0.15	0.52
Total from investment operations	0.01	1.23	0.13	0.45

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.21)	—	—
From net realized gains	(1.07)	(0.24)	(0.19)	—
Total distributions	(1.15)	(0.45)	(0.19)	—
Redemption fees	0.00 (4)	0.00 (4)	0.00 (4)	—
Net asset value, end of period	$10.02	$11.16	$10.38	$10.44

TOTAL RETURN(5)	-0.01%	12.36%	1.22%	4.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,346	$5,487	$4,128	$2,989
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	4.47%	4.30%	4.60%	11.46%
After expense reimbursement(6)(7)	3.57%	3.51%	3.62%	3.96%
Ratio of dividends, interest and borrowing expense
on securities sold short to average net assets(6)	1.72%	1.66%	1.77%	1.95%
Ratio of operating expenses to average net
assets excluding dividends, interest and borrowing
expense on securities sold short(6)(7)	1.85%	1.85%	1.85%	2.01%
Ratio of net investment income (loss)
to average net assets(6)(7)	(0.18)%	0.43%	(0.24)%	(1.02)%
Portfolio turnover rate(5)(8)	379%	585%	700%	494%

(1)	Inception date of the Investor Class was February 28, 2017.
(2)	For an Investor Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods end.

(9)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited)
April 30, 2020

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Balanced Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Weiss Multi-Strategy Advisers LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. A secondary objective of the Fund is to limit capital losses during periods when the bond and equity markets decline. The Fund commenced operations on December 1, 2015. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers four share classes, Class A, Class I, Class K and Investor Class. Effective March 31, 2017, the Fund ceased offering Class I. As of April 30, 2020, Class A and Class I shares are not available for purchase. Class K and Investor Class shares have no front-end sales load and no deferred sales charge. Investor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. Class K shares are not subject to a distribution fee or a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).  These securities are categorized in Level 2 of the fair value hierarchy.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share.  To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of April 30, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$31,876,525	$457,750	$13,607	$32,347,882
Long Private Placement	—	—	100,814	100,814
Long Exchange Traded Funds	34,819,302	—	—	34,819,302
Long Convertible Preferred Stock	—	251,272	—	251,272
Long Rights	13,971	—	—	13,971
Long Warrants	11,780	—	—	11,780
Purchased Options	9,643	35,030	—	44,673
Long Short-Term Investments	19,157,907	—	—	19,157,907
Other Instruments
Forward Contracts(2)	—	231	—	231
Futures Contracts(2)	—	5,173,466	—	5,173,466
	$85,889,128	$5,917,749	$114,421	$91,921,298

Liabilities
Common Stocks Sold Short(1)	$(24,124,380)	$(730,066)	$—	$(24,854,446)
Short Exchange Traded Funds	(5,716,101)	(39,484)	—	(5,755,585)
Preferred Stocks Sold Short	(14,741)	—	—	(14,741)
Other Instruments
Written Options	(2,944)	(39,396)	—	(42,340)
Swap Contracts(2)	—	(79,159)	—	(79,159)
	$(29,858,166)	$(888,105)	$—	$(30,746,271)

(1)	Please refer to the Schedules of Investments to view long and short common stocks/convertible preferred stocks segregated by industry type.
(2)
Swap contracts, futures contracts and forward currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Open Swap, Open Forward Currency, and Open Futures Contracts.

For the period ended April 30, 2020, there were two transfers into or out of Level 3 securities.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

Level 3 Reconciliation Disclosure

The following is a reconcilation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Common Stocks	Private Placement	Warrants
Balance as of October 31, 2019	$865	$—	$—	*
Purchase on Investments	12,274	154,632	—
(Sales) of Investments	—	—	—
Realized Gain (Loss)	—	—	—
Transfers Into Level 3	—	—	—
Change in Unrealized Appreciation (Depreciation)	468	(53,818)	—
Balance as of April 30, 2020	$13,607	$100,814	$—	*

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of April 30, 2020 are as follows:

							Range/Weighted
	Fair Value at		Valuation	Unobservable	Expected	Distribution	Average
Description	April 30, 2020		Technique	Input	Distribution	Amount	Unobservable Input
Common Stock	$202		Expected Final	Final
			Distribution	Distribution	$202	$0.0950	$0.09 – $0.10
Common Stock	13,405		Expected Final	Final
			Distribution	Distribution	13,405	2.15	2.15 – 2.20
Private Placement	100,814		Discount from
			Common Stock	Discount	—	—	15%
Warrants	—	*	Expected Final	Final
			Distribution	Distribution	—	—	—

*  Value of Warrants less than $0.25.

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

C.  Transactions with Brokers – The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short and derivative instruments. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s written options contracts’, equity swap contracts’, forward currency exchange contracts’ and futures contracts cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. The Fund’s securities sold short and written option contracts are traded through the same account at Morgan Stanley and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities Investments at value as an investment, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

F.  Flex Options – FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

G.  Forward Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.  Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund may enter into future contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)). Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates.  At period end, the unrealized appreciation and depreciation on LME futures contracts is shown as a receivable for unsettled open futures contracts and a payable for unsettled futures contracts, respectively, on the Statement of Assets and Liabilities. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

I.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the period ended April 30, 2020, the Fund entered into both long and short equity swap contracts. The Fund may enter into swap contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the Euro OverNight Index Average (“EONIA”) or the Sterling OverNight Index Average (“SONIA”) Bank of Japan Estimate Unsecured Overnight Call Rate

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

(“TONAR”) or the Federal Funds Rate (“FED”) (plus an additional rate. Please see the Schedule of Swaps for details on a contract by contract basis). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract generally at a rate equal to EONIA, SONIA, TONAR or FED (plus an additional rate. Please see the Schedule of Swaps for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

J.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

K.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

L.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

M.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

N.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (See note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

O.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

P.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

R.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 7 for further derivative disclosure.

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended April 30, 2020, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	3,639	$15,689,724
Written Option Contracts	1,402	3,220,611
Long Total Return Swap Contracts	47,045	976,928
Short Total Return Swap Contracts	99,079	2,981,341
Long Futures Contracts	418	47,109,125
Short Futures Contracts	42	5,116,624
Long Forward Contracts	213,484	62,605
Short Forward Contracts	292,673	62,643

Statement of Assets and Liabilities

Fair values of derivative instruments as of April 30, 2020:

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts
Equity	Investments, at value	$44,673	$—
Written Option Contracts
Equity	Written option contracts, at value	—	42,340
Swap Contracts
Equity	Payable for swap contracts	—	79,159
Forward Currency Contracts	Receivable for forward
	currency contracts
Futures Contracts
Commodity	Receivable/Payable for unsettled
	open futures contracts*	1,239,554	997,768
Equity	Variation margin for futures contracts	—	441,170
Interest rate	Variation margin for futures contracts	—	46,562
Total Futures Contracts		1,239,554	1,485,500
Total fair value of derivative instruments		$1,284,458	$1,606,999

*  Includes variation margin on unsettled futures contracts.

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the year ended April 30, 2020:

	Amount of Realized Gain (Loss) on Derivatives
					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(233,117)	$101,699	$(36,811)	$(6,368,618)	$—	$(6,536,847)
Commodity Contracts	—	—	—	(605,095)	—	(605,095)
Interest Rate Contracts	—	—	—	901,965	—	901,965
Foreign Exchange Contracts	—	—	—	—	562	562
Total	$(233,117)	$101,699	$(36,811)	$(6,071,748)	$562	$(6,239,415)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts**	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$164,692	$(12,512)	$(89,010)	$310,651	$—	$373,821
Commodity Contracts	—	—	—	2,713,231	—	2,713,231
Interest Rate Contracts	—	—	—	2,890,633	—	2,890,633
Foreign Exchange Contracts	—	—	—	—	257	257
Total	$164,692	$(12,512)	$(89,010)	$5,914,515	$257	$5,977,942

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed in an Operating Expense Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding distribution fees – Class A and Investor Class (see note 5), shareholder servicing fees – Class A, Class I and Investor Class (see note 5), any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation, and distribution fees) do not exceed 1.50% of the Fund’s average daily net assets. As of October 31, 2019, Class A shares and Class I shares are not available. Fees waived and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three-year basis (i.e. within the 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board of Trustees and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
10/31/2020	$398,910
10/31/2021	693,183
10/31/2022	712,179
10/31/2023	415,878

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the chief compliance officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2020, are disclosed in the Statement of Operations.

During the period May 1, 2019 through March 31, 2020, Quasar Distributors, LLC (“Quasar”), an affiliate of the Administrator, served as the Fund’s distributor and principal underwriter in the continuous public offering of the Fund’s shares before being acquired by Foreside Financial Group, LLC (“Foreside”). A Trustee of the Trust also was an interested person of Quasar during that period. Effective March 31, 2020, Foreside acquired Quasar, the Fund’s Distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended October 31, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

As of October 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax cost of investments*	$57,471,733
Gross unrealized appreciation	$4,137,145
Gross unrealized depreciation	(6,657,517)
Net unrealized depreciation	(2,520,372)
Undistributed ordinary income	6,741,313
Undistributed long-term capital gain	2,901,854
Other accumulated losses	(241,962)
Total accumulated gains	$6,880,833

*
Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, straddles, derivatives, constructive sales and passive foreign investment companies.

As of October 31, 2019, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2019 the following table shows the reclassifications made:

Total
Distributable
Earnings	Paid-in Capital
$(387,085)	$387,085

The tax character of distributions paid for the period ended April 30, 2020 and year ended October 31, 2019 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2020	$6,836,476	$2,901,875	$9,738,351
2019	3,696,274	—	3,696,274

* For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for Class A and the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of Class A and the Investor Class. Amounts paid under the Plan are paid to the Distributor to

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

compensate it for costs of the services it provides to Class A and Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Class A and Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Advisor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. As of April 30, 2020, Class A shares are not available. For the period ended April 30, 2020, the Investor Class incurred expenses of $6,755 pursuant to the Plan.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of Class A, Class I and the Investor Class of the Fund’s shares. For the period ended April 30, 2020, the Investor Class incurred expenses of $2,702 to the plan. As of April 30, 20120 Class A and Class I shares are not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distributions and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 1.50% for Class A, Class I and Investor Class.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2020, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	308,639,562	321,106,661

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

7.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Morgan Stanley is the prime broker for exchange traded derivatives and the counterparty for swaps.

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts	$112,565	$112,565	$—	$—	$—	$—
Forward Currency Contracts	427	196	231	—	—	231
Future Contracts	1,254,861	31,698	1,223,163	997,768	—	225,395
	$1,367,853	$144,459	$1,223,394	$997,768	$—	$225,626

Liabilities:
Description
Written Option Contracts	$42,340	$—	$42,340	$—	$42,340	$—
Swap Contracts	191,724	112,565	79,159	—	79,159	—
Forward Currency Contracts	196	196	—	—	—	—
Future Contracts	1,500,807	503,039	997,768	997,768	—	—
	$1,735,067	$615,800	$1,119,267	$997,768	$121,499	$—

* In some instances, the actual collateral pledged/received may be more than amount shown.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2020, affiliates of the Adviser owned 26.63% of the outstanding shares of the Fund and National Financial Services, for the benefit of its customers, owned 64.90% of the outstanding shares of the Fund.

9.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

10.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  There were no subsequent events to report that would have a material impact on the Fund’s financial statements and the notes to the financial statements.

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Additional Information (Unaudited)
April 30, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT (beginning with filings after March 31, 2020), which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended October 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8.%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was 5.38%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2019 was 5.35%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 100%.

WEISS ALTERNATIVE BALANCED RISK FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)                      /s/ Ryan Roell
Ryan Roell, President

Date     July 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Ryan Roell
Ryan Roell, President

Date     July 7, 2020

By (Signature and Title)                      /s/ Cullen Small
Cullen Small, Principal Financial Officer

Date     July 7, 2020